S-K 1605, De-SPAC Background and Terms	Apr. 06, 2026
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Contacts Description [Text Block]
A Paradise Holder Support Agreement
In connection with the execution of the Business Combination Agreement, A Paradise entered into the A Paradise Holder Support Agreement, dated as of November 26, 2025, between A Paradise, Enhanced and the Major A Paradise Shareholders, a copy of which is attached to this proxy statement/prospectus as Annex E.
Under the A Paradise Holder Support Agreement, the Major A Paradise Shareholders agree that, among other things, at any meeting of the shareholders of A Paradise and in any action by written consent of the shareholders of A Paradise, the Major A Paradise Shareholders will: (a) approve the Domestication, including the approval of all documents related thereto; (b) approve the changing of A Paradise’s name; and (c) vote all of their shares for the transactions contemplated by the Business Combination Agreement, each upon the effectiveness of this proxy statement/prospectus. The A Paradise Holder Support Agreement also includes lock-up provisions, which restrict the ability of the Major A Paradise Shareholders to transfer the Subject Securities (as defined in the A Paradise Holder Support Agreement) prior to the Closing.
This summary is qualified in its entirety by reference to the full text of the A Paradise Holder Support Agreement.
Enhanced Holder Support Agreement
In connection with the execution of the Business Combination Agreement, A Paradise entered into the Enhanced Holder Support Agreement, dated as of November 26, 2025, by and among the Major Enhanced Shareholders and Enhanced.
Under the Enhanced Holder Support Agreement, the Major Enhanced Stockholders agree, among other things, that at any meeting of the shareholders and in any action by written consent of the shareholders, such Major Enhanced Stockholders will vote all of their shares for the Business Combination and related transactions upon the effectiveness of this proxy statement/prospectus. The Enhanced Holder Support Agreement also includes lock-up provisions, which restrict the ability of the Major Enhanced Shareholders to transfer shares of Enhanced Capital Stock prior to the Closing, subject certain permitted transfers, as described therein.
This summary is qualified in its entirety by reference to the full text of the Enhanced Holder Support Agreement.
Registration Rights Agreement
The Business Combination Agreement contemplates that, at the Closing, Enhanced Group, the Sponsor, Apeiron and CCM will enter into a Registration Rights Agreement.
Pursuant to the Registration Rights Agreement, Enhanced Group will be required to register for resale securities held by the stockholders party thereto. Enhanced Group will have no obligation to facilitate or participate in more than two underwritten offerings in any twelve-month period. In addition, the holders have certain customary “piggyback” registration rights with respect to registrations initiated by Enhanced Group. Enhanced Group will bear the expenses incurred in connection with the filing of any registration statements pursuant to the Registration Rights Agreement. For additional information, see the section of this proxy statement/prospectus entitled “BCA Proposal—Related Agreements—Registration Rights Agreement”.
This summary is qualified in its entirety by reference to the full text of the Registration Rights Agreement.
A Paradise Regulatory Side Letter
In connection with the execution of the Business Combination Agreement, A Paradise, Enhanced and Claudius Tsang entered into the A Paradise Regulatory Side Letter. This summary is qualified in its entirety by reference to the full text of the A Paradise Regulatory Side Letter.
Pursuant to the A Paradise Regulatory Side Letter, Claudius Tsang agreed to use reasonable commercial efforts to take or cause to be taken all actions, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate the transactions contemplated by the Business Combination Agreement, including preparation and filing of all documentation to effect all necessary filings and obtain as promptly as practicable all consents, registrations, approvals, clearances, permits and authorizations necessary to be obtained from any governmental authority.
Enhanced Regulatory Side Letter
In connection with the execution of the Business Combination Agreement, A Paradise, Enhanced and Christian Angermayer entered into the Enhanced Regulatory Side Letter. This summary is qualified in its entirety by reference to the full text of the Enhanced Regulatory Side Letter.
Pursuant to the Regulatory Side Letter, Christian Angermayer agreed to use reasonable commercial efforts to take or cause to be taken all actions, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate the transactions contemplated by the Business Combination Agreement, including preparation and filing of all documentation to effect all necessary filings and obtain as promptly as practicable all consents, registrations, approvals, clearances, permits and authorizations necessary to be obtained from any governmental authority.
De-SPAC, Background, Negotiations Description [Text Block]	In total, A Paradise considered and engaged in discussions or negotiations with representatives of seven potential business combination targets. Considerations during this process included the potential target companies’ business models, management teams, market sizes, growth prospects, as well as other factors. Out of these seven potential targets, A Paradise entered into nondisclosure agreements with 6 companies to facilitate the exchange of confidential information and conduct more in-depth evaluations. None of the nondisclosure agreements included a standstill provision.
In parallel with its outreach and term sheet discussions with Enhanced, A Paradise also held meetings with, and conducted discussions, and initiated preliminary due diligence on several other potential business combination target opportunities. These included: (i) a technology-enabled healthcare services company; (ii) a pioneering company in the battery manufacturing sector; (iii) a telehealth and artificial intelligence operator on eye care that connects patients with specialized providers; (iv) a technology company that operates in the cryptocurrency investment industry; (v) an EV charging solution provider; and (vi) a hospitality and tourism operator. Ultimately, A Paradise focused primarily on two potential business combination targets, Enhanced and the aforementioned hospitality and tourism operator, referred to as Company A.
The below is a summary of discussions with Company A:
•In August of 2025, Company A, which is not affiliated with A Paradise or any affiliated business entities, was referred to A Paradise. Company A is a hospitality and tourism operator that provides hotels, physical and online casinos, and sportsbooks for customers. In connection with entering into discussions, A Paradise signed a non-disclosure agreement with Company A on August 12, 2025, which does not include a standstill provision. After reviewing information of Company A and holding meetings with Company A’s management, A Paradise’s management decided to proceed with Company A as a potential business combination candidate. On August 22, 2025, A Paradise entered into a non-exclusive and non-binding letter of intent with Company A, which included, among others, the following terms: (i) a proposed transaction structure involving the 100% acquisition of Company A by A Paradise; (ii) a preliminary valuation of Company A in the range of approximately $300 million to $500 million, subject to further due diligence and valuation analyses; (iii) implementation of an equity incentive plan representing up to 15% of the post-closing common shares following the closing of the proposed transaction; (iv) customary lock-up provisions; (v) no minimum cash condition at closing; and (vi) a potential earnout payment with details to be negotiated upon completion of further due diligence. From August 2025 through October 2025, A Paradise’s representatives conducted financial and legal diligence and reviewed Company A’s financial information, management background and structure, business model, and held meetings with Company A’s management and significant shareholder. Following its due diligence and evaluation, A Paradise’s management concluded that, while Company A presented an attractive business proposition within the hospitality and gaming sector, it was not yet prepared to become a public company in the near term. In November 2025, A Paradise ultimately determined not to proceed with the proposed business combination with Company A.
•Before A Paradise decided to cease further business combination discussions with other potential targets, the A Paradise Board considered a number of factors, including: (1) relative strength in competitive positioning and the nature of business being highly replaceable; (2) execution risks relating to potential target’s fundraising activities; (3) request that A Paradise raise a PIPE with some minimum proceeds; (4) potential challenges associated with unclear business model and reliance on unpredictable digital asset prices; and (5) lack of interest from potential targets on proceeding with a transaction with A Paradise.

De-SPAC, Background, Transactions Description [Text Block]
On September 27, 2025, a representative from CCM, the underwriter of A Paradise's initial public offering, facilitated an introduction between A Paradise and an individual who subsequently introduced A Paradise to a representative of Apeiron, the controlling shareholder of Enhanced. Prior to this introduction, A Paradise’s CEO had not previously communicated with Enhanced’s management team in connection with a business combination.
From October 2, 2025 to October 20, 2025, the CEO of A Paradise and the A Paradise representatives engaged in a series of discussions with representatives of Apeiron to explore the potential for a strategic partnership. During this period, A Paradise’s management provided information regarding A Paradise’s financials, funds in trust, and expenses, while Apeiron reciprocated by facilitating introductions to and discussions with Enhanced’s management team regarding Enhanced’s business operations, revenue streams, growth strategies, and the strengths of its management team.
Among other things, Enhanced proposed a PIPE financing, with the amount and structure to be further discussed, and set out a consideration payment structure whereby certain designated shareholders of Enhanced would receive Enhanced Group Class A common stock (priced at $10 per share and carrying three votes per share), and the remaining Enhanced Shareholders would receive Enhanced Group Class B common stock (priced at $10 per share and carrying one vote per share). The proposal also addressed redemption waivers from SPAC shareholders, an initial equity incentive pool of 10% (allocated equally between founders and employees), a five percent annual evergreen provision for a ten-year term, and the board’s authority to grant equity awards. Additional terms included A Paradise’s preliminary domestication to Texas, mutual closing conditions such as a minimum net tangible asset threshold, shareholder approvals, and a request for all major shareholders (holding 5% or more) and the Sponsor to execute a voting and support agreement.
On October 9, 2025, Apeiron provided a draft of the Apeiron/Sponsor NDA to the Sponsor, pursuant to which Apeiron would be restricted from disclosing confidential information provided to Apeiron by the Sponsor in connection with a transaction with the Sponsor or an affiliate of the Sponsor. On October 10, 2025, the Sponsor provided a markup of the Apeiron/Sponsor NDA, the terms of which were agreed to by Apeiron. The Apeiron/Sponsor NDA does not include a standstill provision. The Apeiron/Sponsor NDA was subsequently executed between Apeiron and the Sponsor on October 11, 2025.
On the same day, Apeiron provided a draft term sheet to the Sponsor, which contemplated that Apeiron would acquire the securities then-held by the Sponsor in A Paradise.
On October 20, 2025, a call was held between the CEO of A Paradise and representatives of Apeiron. During the call, the CEO of A Paradise and representatives of Apeiron discussed a potential transaction whereby Enhanced and A Paradise would enter into business combination agreement. During the call, the CEO of A Paradise and representatives of Apeiron also discussed a transaction whereby, after the closing of a business combination between Enhanced and A Paradise, Apeiron would have the right to require A Paradise to sell, and A Paradise would have the right to require Apeiron to purchase, equity securities held by the Sponsor in A Paradise.
On October 21, 2025, Enhanced circulated a draft non-binding term sheet to A Paradise for review. The draft term sheet identified several key terms for discussion, including valuation, use of proceeds, treatment of convertible securities, lock-ups, expenses, registration rights, closing conditions, and equity awards, among others, with several commercial terms, such as Enhanced’s valuation, left open for further due diligence and valuation work by third parties. Among other things, Enhanced proposed (a) a PIPE financing of an amount to be determined (with a proportion structured as convertible debt), (b) a dual-class structure, with Enhanced Group Class A common stock representing three votes per share, and Enhanced Group Class B common stock representing one vote per share, (c) redemption waivers from A Paradise shareholders representing a minimum cash amount in the Trust Account, (d) an omnibus incentive plan representing an initial equity incentive pool of 10% of outstanding stock, with 5% to founders and 5% to employees, with a 5% annual evergreen provision for a ten-year term, as well as the ability to grant equity awards by the Enhanced Group Board, (e) A Paradise’s preliminary domestication to Texas, (f) certain mutual obligations to closing, which included a request that A Paradise have at least $5,000,001 in net tangible assets after giving effect to redemptions, approval of the potential business combination by A Paradise and Enhanced’s shareholders, among others, and (g) a request that all major shareholders that hold 5% or more and the Sponsor execute a voting and support agreement.
On the same day, A Paradise held a conference call with Enhanced to discuss the request regarding a PIPE, and the responsibility for certain expenses. Thereafter, on the same day, a representative of A Paradise sent an updated term sheet, accepting the core structure outlined in the term sheet and requesting clarifications on several outstanding items therein. Specifically, A Paradise accepted in principle the proposed provisions regarding the consideration payment structure, the treatment of securities, and the registration rights, among others. However, A Paradise countered with the suggestion of an initial equity incentive pool of 5% and noted that the PIPE financing and the consideration payment required further discussion. In addition, A Paradise (i) requested a customary six-year post-closing indemnification for its directors and officers, (ii) rejected the post-Business Combination lock-up for the Sponsor and indicated that lock-up provisions for various parties remained subject to negotiation, (iii) rejected the request to pay its closing expenses, (iv) rejected the redemption waiver request, and (v) rejected the closing condition requiring that A Paradise have at least $5,000,001 in net tangible assets after giving effect to redemptions.
On October 23, 2025, Enhanced circulated a further updated term sheet via email, proposing a valuation of $1 billion on a pre-money and fully diluted basis and without taking into account the amount received by Enhanced in connection with the Preferred Equity Investment. Enhanced also (a) proposed a revised consideration payment structure where certain designated shareholders affiliated with Mr. Angermayer and Apeiron Incubation Limited would receive additional Class A common stock of A Paradise, each share representing ten votes; (b) agreed to a customary six-year tail insurance arrangement, as well as indemnification; (c) agreed to pay for certain expenses related to the potential Business Combination; (d) insisted on keeping the minimum net tangible assets of $5,000,001; (e) clarified that Enhanced was requesting that A Paradise’s major shareholders would be defined as those holding 5% or more of A Paradise’s voting rights that are affiliates of the Sponsor; (f) accepted the request to include an outside termination date, with the date to be determined thereafter; and (g) insisted on the 10% allocation of outstanding stock to the initial equity incentive pool. Enhanced also added closing conditions to the proposed Business Combination, including a minimum amount of proceeds from any subscription agreements between Enhanced and third-party investors prior to the closing of the Business Combination, pursuant to which such investors would subscribe for a new series of preferred shares in Enhanced.
On the same day, A Paradise circulated an updated draft term sheet reflecting ongoing negotiations. A Paradise noted that the proposed valuation of $1 billion was subject to further due diligence and valuation work by third parties, and accepted in principle certain provisions regarding commercial terms proposed by Enhanced, such as dual-class shares structure, the preferred equity investment requirement, Enhanced’s option to obtain a PIPE and the 10% allocation of outstanding stock to the initial equity incentive pool, and several closing conditions proposed by Enhanced, among other things. Additionally, A Paradise made a request to specify additional closing conditions, including the delivery of certain customary closing documents, consents and ancillary agreements and proposed an outside date of May 31, 2026 after which either party may terminate the proposed Business Combination Agreement if the closing of the business combination has not occurred.
On October 24, 2025, the Enhanced CFO and representatives of Enhanced and Apeiron, including the General Counsel of Apeiron, held a call with A Paradise’s CEO and other representatives to discuss the term sheet. A Paradise explained that the minimum net tangible asset requirement was not the only mechanism available to prevent the post-combination company from being deemed a “penny stock,” and therefore requested its removal. A Paradise also requested that the combined company purchase a customary “tail” insurance policy. Subsequent to the discussion and on the same day, Enhanced reverted with another updated draft term sheet. Enhanced noted that several items, such as the details of the Business Combination structure and the deletion of the minimum net tangible assets requirement were subject to ongoing review by the parties. Furthermore, Enhanced confirmed that: (a) there would be no earnout shares requested in relation to the Business Combination; (b) Enhanced did not have any outstanding convertible notes or warrants at such time; and (c) the combined company would be responsible for obtaining and funding customary “tail” insurance policies for the directors and officers of Enhanced and A Paradise. In addition, Enhanced amended several closing conditions and proposed to revise the governance provisions to provide Enhanced with the right to appoint all of the members of the Enhanced Group Board. The draft term sheet also reiterated that the minimum amount of proceeds from the Preferred Equity Investment must be $50 million and that the Business Combination would not be consummated in the event that the Preferred Equity Investment is not consummated. Enhanced also requested that the parties negotiate the specific outside date on a later date, after the execution of the term sheet depending on the ultimate signing of the Business Combination Agreement.
On the same day, A Paradise circulated a revised draft term sheet via email, where A Paradise proposed to revise the valuation of Enhanced to $900 million on a pre-money and fully diluted basis and without taking into account the amount received by Enhanced in connection with the Preferred Equity Investment, subject to due diligence, among other minor notes.
On October 25, 2025, the CEO of A Paradise and representatives of A Paradise and Apeiron held a call to discuss Apeiron’s potential purchase of the securities held by the Sponsor in A Paradise after the closing of a business combination between Enhanced and A Paradise. The discussion included negotiations regarding the consideration payable by Apeiron in connection with such purchase.
On October 26, 2025, as part of the diligence process, the CEO of A Paradise conducted an in-person visit to Enhanced’s offices in New York to meet with Enhanced’s CEO and CFO. A Paradise’s representatives also participated in the meeting via conference call. During the meeting, the parties discussed Enhanced’s mission, business operations, and financial outlook. The visit formed part of a broader diligence program that also included multiple subsequent virtual diligence meetings, including on October 31, 2025, November 3, 2025, November 7, 2025 and November 18, 2025 where due diligence meetings were attended by members of the management team of Enhanced, Migo, Roma, A Paradise and Sullivan & Cromwell.
On October 26, 2025, Enhanced circulated a revised draft of the term sheet to A Paradise, providing, among other items (a) that at the Closing, certain Apeiron shareholders would hold at least a supermajority of the voting power of the surviving company and (b) for the removal of language requiring A Paradise to hold at least $5,000,001 in net tangible assets as a condition to the Closing.
From October 28, 2025 through November 20, 2025, advisors and counsel engaged by A Paradise, including DaHui for legal due diligence, Migo for financial due diligence and valuation, and Roma for fairness analysis, conducted valuation and legal diligence review on Enhanced, including review of Enhanced’s corporate documents, operations, financial statements, business plan, and material agreements in the virtual data room, which covered key aspects of Enhanced’s business, financial and legal matters, including regulatory compliance, operations, management, and material contracts. In particular, DaHui prepared a red flag legal due diligence report, which reviewed Enhanced’s major contracts, regulatory and compliance matters, intellectual property, employment matters, and potential litigation. Migo conducted a red‑flag financial due diligence focused on Enhanced’s unaudited financial statements, as the audited statements had not yet been finalized, and also assisted with valuation assessments.
A Paradise and its advisors submitted several rounds of follow-up due diligence questions and requests, held several series of due diligence virtual meetings with the Enhanced representatives, including with its CEO, SVP of Finance and General Counsel, to discuss and receive responses from Enhanced in the form of oral answers, written answers and other supporting documentation uploaded to the virtual data room. During such due diligence meetings, the parties discussed Enhanced’s business, strategy, growth plans, strengths, competition and the potential risks faced by Enhanced as well as any mitigation plans it has in place for such risks. A Paradise also undertook focused risk and business due diligence sessions. Risk due diligence comprised a review of Enhanced’s operational, compliance, and legal risks, including cybersecurity, data management, and financial and credit exposures, while business due diligence addressed strategic and commercial aspects such as the company’s mission, long-term objectives, business model, management background and experience, research and development initiatives, partnerships and collaborations, production and technology, market position, customer base, sales channels, competitive landscape, and overall market dynamics. Furthermore, in connection with the Projection, the parties discussed the assumptions underlying the forecasts, appropriate market comparables, the cost of equity, among others.
During the same period, the virtual data room was further supplemented by requests and responses for additional information.
On October 27, 2025, Enhanced circulated an updated draft term sheet, where it insisted on a valuation of at least $1 billion. Furthermore, Enhanced noted that the amount of Enhanced Group Class A common stock to be issued to certain of its shareholders should be in an amount such that as of the closing of the Business Combination, such designated shareholders would hold at least a supermajority of Enhanced Group’s voting power. In this draft, Enhanced removed the minimum net tangible assets requirement for A Paradise.
On October 28, 2025, the A Paradise CEO and Enhanced representatives held a call to discuss the valuation of Enhanced. During the discussion, Enhanced expressed the view that, as it approached the Enhanced Games, its growth prospects and potential had become more evident, and that a valuation of approximately $1.2 billion would be more appropriate, as compared to the earlier contemplated valuation of $1 billion. Enhanced also noted its belief that it may be able to raise capital at a $1.2 billion valuation in its upcoming private placement. Following discussions, the A Paradise CEO acknowledged that Enhanced’s international expansion plans, increasing market visibility, and growth trajectory, together with the possibility that other investors would ascribe similar value in the Private Placement Investment could potentially support a premium valuation of $1.2 billion, provided that such valuation would remain subject to the outcome of a detailed valuation analysis and a fairness report to be prepared by independent advisors. Thereafter, the parties circulated minor comments to the term sheet and on October 28, 2025, Enhanced and A Paradise executed the term sheet.
On October 31, 2025 Sullivan & Cromwell, circulated the first draft of the Business Combination Agreement, reflecting several key terms of the term sheet. Subsequent to the initial circulation of the draft Business Combination Agreement, Enhanced’s representatives and A Paradise’s representatives exchanged drafts of the Business Combination Agreement and related ancillary documents, the most significant exchanges of which are summarized in more detail below. In connection with the exchanges, the parties attended virtual meetings to discuss and negotiate the terms of the draft Business Combination Agreement and the other ancillary documents. In connection with these draft exchanges and discussions, Ogier, MoFo and Sullivan & Cromwell also had regular contact with their respective clients to keep them apprised of the status of the draft Business Combination Agreement and ancillary agreements and also solicited their feedback in connection with the negotiation of the documents. During such time EGS also maintained regular contact with Apeiron to keep it apprised of the status of the Sponsor Equity Agreement and to solicit input in relation thereto.
On November 3, 2025, Sullivan & Cromwell circulated the first draft of the A Paradise/Enhanced NDA, pursuant to which A Paradise would be restricted from disclosing any confidential information shared by Enhanced before or after the execution of the A Paradise/Enhanced NDA in connection with a potential transaction between A Paradise and Enhanced. Between November 10, 2025 and November 24, 2025, Sullivan & Cromwell and A Paradise negotiated the A Paradise/Enhanced NDA. On November 24, A Paradise and Enhanced executed the A Paradise/Enhanced NDA, which does not contain a standstill provision.
On November 6, 2025, A Paradise circulated an updated draft of the Business Combination Agreement. In the draft Business Combination Agreement, A Paradise proposed amendments to align certain provisions in the draft Business Combination Agreement to those in the term sheet, and further proposed to, among other things, (a) revising certain changes to the representations and warranties of Enhanced regarding, among other matters, company organization, due authorization, capitalization, financial statements, legal compliance, material contracts, labor relations, tax-related matters, real property, intellectual property, suppliers, and related party transactions (b) limiting the representations and warranties to be provided by A Paradise, (c) providing operational flexibility allowing A Paradise to extend its Business Combination deadline in accordance with the APAD BVI Charter, (d) request that the obligations to file and maintain a shelf registration for resale of securities be shared between A Paradise and Enhanced, and (e) providing A Paradise with a right to terminate the Business Combination Agreement should Enhanced’s 2025 audited financial statements not be delivered by a certain date.
On November 11, 2025, Enhanced circulated an updated draft of the Business Combination Agreement, in which Enhanced (i) requested that their definition and scope of “material adverse effect” remain unchanged, (ii) partially accepted certain revisions proposed by A Paradise regarding the representations and warranties of Enhanced and A Paradise, and (iii) rejected the request that the failure to deliver Enhanced’s 2025 audited financial statements would be a cause for termination.
On November 12, 2025, A Paradise’s CEO and Enhanced’s management and representatives of Enhanced and Apeiron, including the CEO and the General Counsel of Apeiron, held a conference call to negotiate the terms of the Business Combination Agreement and to further explain each party’s position. During this call, (i) A Paradise explained the need to incorporate a deadline for the delivery of Enhanced’s financial statements, noting that such statements may become stale over time and that any delay in their delivery could impact the transaction timeline, given the limited period A Paradise has to consummate a business combination, and (ii) the Enhanced representatives explained their request for certain covenant thresholds, referencing their ongoing preparations for the Enhanced Games and related fundraising activities, which would require higher expense thresholds.
On November 13, 2025, representatives of A Paradise, Enhanced and Apeiron, including the CEO and the General Counsel of Apeiron, and their respective advisors held a conference call to discuss additional terms of the draft Business Combination Agreement. During the call, the parties (i) discussed the need for a lock-up arrangement and, in order to align interests, considered the general principle that lock-up provisions should apply consistently to both Enhanced Shareholders and the Sponsor, (ii) discussed the rationale behind certain requests to revise the scope of representations and warranties, (iii) addressed the necessity of registering shares for resale, and (iv) further discussed the transaction structure to enhance efficiency.
On November 14, 2025, A Paradise circulated an updated draft of the Business Combination Agreement, reflecting certain agreements reached during the recent conference calls, including (a) restructuring the transaction steps for efficiency, such that only A Paradise would be required to domesticate to Texas, (b) the inclusion of a Registration Rights Agreement as an ancillary agreement to the Business Combination Agreement and as part of the closing deliverables, (c) revisions to certain terms, including the definition and scope of “material adverse effect,” (d) revisions to the scope of certain representations and warranties of Enhanced and A Paradise, and (e) Enhanced’s agreement to include an outside date and a deadline for the delivery of financial statements, with the exact date subject to further negotiation.
On November 17, 2025, Enhanced’s representatives circulated an updated draft of the Business Combination Agreement, which reflected changes that had been agreed and accepted by the parties, including (i) the establishment of an Outside Date, with the option for Enhanced to extend such Outside Date to the Second Outside Date and the Third Outside Date, (ii) a requirement to file the Proxy Statement/Registration Statement within 45 days following execution of the Business Combination Agreement, (iii) the inclusion of Apeiron Holders in the Registration Rights Agreement, to be entered into as an ancillary agreement to the Business Combination Agreement and as a closing condition, (iv) a condition providing that proceeds from the SAFE must be at least $50 million, (v) an agreement for A Paradise and Enhanced to cooperate on any equity financing arrangements, subject to mutual agreement, and (vi) Enhanced’s obligation to deliver reviewed quarterly financial statements and audited annual statements within 90 days of the end of each relevant period, among other items. Enhanced also rejected A Paradise’s request for a right to terminate the Business Combination Agreement without liability if Enhanced’s audited financial statements were not delivered by a specified date.
On November 18, 2025, A Paradise, Enhanced and their respective advisors held a conference call to discuss additional terms of the draft Business Combination Agreement. During the call, the parties negotiated and agreed on certain matters, including (a) that the directors and officers of A Paradise would not be parties to the A Paradise Holder Support Agreement, as they do not hold voting rights at a shareholders’ meeting, and (b) that A Paradise would remain listed on Nasdaq prior to the Closing.
In addition, on November 18, 2025, representatives of A Paradise, Enhanced, Migo and Roma held a conference call to discuss the findings of Migo and Roma in relation to the valuation of Enhanced.
On November 19, 2025, A Paradise representatives circulated an updated draft of the Business Combination Agreement, which reflected the discussions and agreements reached by the parties from the day prior.
On November 20, 2025, a meeting of the A Paradise Board was held via video conference. At the invitation of the A Paradise Board, A Paradise’s advisor and management team were also in attendance. The A Paradise Board discussed the seven potential business combination targets, including Enhanced and Company A. After a presentation on such potential business combination targets by A Paradise’s management team, the A Paradise Board was given the opportunity to ask questions and exchange viewpoints regarding such each of the potential business combination targets, their markets, growth prospects, financials, viability as a target, and timeline, among other topics. Thereafter, the CFO of Enhanced was invited to join the meeting and answer questions by the A Paradise Board. Representatives of DaHui, Migo, and Roma were also invited to attend the meeting. Representatives of Migo were invited to present its background, experience, and valuation methodology to the A Paradise Board. Migo concluded the meeting by presenting its report that the fair value of the 100% equity interest in Enhanced as at September 30 is reasonably stated to be approximately $1.2 billion. Thereafter, a representative of Roma was invited to present its background and experience. Roma concluded by presenting its opinion that the proposed transaction with Enhanced at the valuation provided by Migo was fair to A Paradise and its shareholders. Subsequently, representatives from DaHui presented the firm’s background and legal due diligence findings and concluded that DaHui did not identify any red-flag issues from its due diligence on Enhanced. After each presentation, the A Paradise Board was given the opportunity to ask questions. After representatives from Enhanced, Migo, Roma and DaHui left the meeting, the A Paradise Board discussed the draft Business Combination Agreement and each of the ancillary documents, which were, at that time, substantially finalized, and the factors for approving the proposed business combination with Enhanced as well as the potential risks, as further describe below in “A Paradise Board’s Reasons for the Approval of the Business Combination”. The A Paradise Board also further deliberated on the Sponsor Equity Agreement, the potential conflicts of interest, the relative merits of each potential business combination target to determine which would be most advantageous for A Paradise at this time, and whether the proposed Business Combination with Enhanced would be in the best interests of A Paradise and its shareholders. The A Paradise Board unanimously (a) declared the advisability of the transactions contemplated by the Business Combination Agreement, (b) determined that the transactions contemplated thereby were in the best interests of the shareholders of A Paradise, and (c) determined that the transactions contemplated by the Business Combination Agreement constitute a “Business Combination” as such term is defined in the governing documents of A Paradise.
In connection with the Business Combination, the A Paradise Board received a final valuation report from Migo, dated November 20 2025, which provided that the fair value of the 100% equity interest in Enhanced as of the
Appraisal Date is reasonably stated to be $1.2 billion. See the section entitled “The BCA Proposal—Reports of Valuation Advisor to A Paradise”.
The A Paradise Board also obtained a written fairness opinion from Roma, dated November 20, 2025, which provided that the consideration to be paid by A Paradise in the Business Combination pursuant to the term of the transaction, was fair, from a financial point of view to the shareholders of A Paradise. See the section entitled “The BCA Proposal—Fairness Opinion of A Paradise’s Financial Advisor”. The A Paradise Board also received due diligence reports from DaHui and Migo.
On November 20, Enhanced’s representatives circulated a further updated draft of the Business Combination Agreement. The updated draft specified that 2% of the fully-diluted shares outstanding immediately following the closing will be reserved for the Employee Share Purchase Plan.
On November 21, 2025, A Paradise’s representatives circulated a further updated draft of the Business Combination Agreement reflecting A Paradise’s acceptance of the 2% Employee Share Purchase Plan. The updated draft also included revisions to modify certain representations of both parties under the CFIUS provisions. On the same day, Enhanced’s representatives responded with an updated draft Business Combination Agreement, which allowed Enhanced greater flexibility in issuing pre‑Closing equity grants.
On November 24, 2025, A Paradise circulated a draft reflecting certain updates to certain representations and warranties regarding Enhanced’s financial statements and other minor changes.
On November 25, 2025, A Paradise representatives requested a call to discuss the revised draft of the Business Combination Agreement. During the call, A Paradise accepted that the financial statements representation would not apply to the audited financials of Enhanced, which were not then available, but in lieu thereof, Enhanced agreed to deliver such audited financial statements on or before December 5, 2025.
On November 26, 2025, Enhanced’s representatives circulated a draft of the Business Combination Agreement that (i) included a covenant requiring Enhanced to deliver its audited financial statements to A Paradise by December 5, 2025, and (ii) introduced a closing deliverable by A Paradise of amendment to the Letter Agreement, in order to expressly permit certain transfers of securities contemplated by the Sponsor Equity Agreement and to include a 12‑month lock‑up period for the Sponsor’s equity securities. Later that day, A Paradise’s representatives circulated a responsive draft of the Business Combination Agreement agreeing to the provision regarding the amendment to the Letter Agreement but requesting that the lock‑up include price‑based early release provisions in the event that the share price exceeds $12.00 for any 20 trading-days within a 30‑trading‑day period commencing after Closing.
Later on November 26, 2025, Enhanced’s representatives circulated a revised draft of the Business Combination Agreement agreeing to a price‑based release mechanism, but subject to the company’s right, but not obligation, to grant such early release if the $20.00 price condition is met. During a subsequent call between Enhanced’s and A Paradise’s representatives, the parties discussed and agreed on this formulation, noting that it was consistent with the objective of aligning the interests of all stakeholders in the combined company.
On the same day, A Paradise Board approved the proposed Business Combination and the execution of the definitive transaction documents. On November 26, 2025, the parties continued to exchange drafts of the Business Combination Agreement to incorporate conforming and clarifying revisions, and subsequently finalized and executed the Business Combination Agreement and the ancillary agreements noted below.
Between November 18, 2025 and November 26, 2025, A Paradise and Enhanced, together with their respective advisors, negotiated and finalized the following agreements: (i) the A Paradise Holder Support Agreement, pursuant to which the Major A Paradise Shareholders agreed, among other things, to irrevocably undertake to vote all of their shares in favor of all proposals required to consummate the proposed transaction and against any alternative business combination or other action that would reasonably be expected to impede, delay or otherwise adversely affect the proposed transaction; (ii) the Enhanced Holder Support Agreement, pursuant to which the Major Enhanced Shareholders agreed, among other things, to provide substantially similar irrevocable undertakings with respect to their shares and (iii) the form of Registration Rights Agreement, pursuant to which, following the
Closing, Enhanced Group will be required to register for resale the securities held by certain shareholders of Enhanced Group party thereto.
On November 26, 2025, the Business Combination Agreement, the A Paradise Holder Support Agreement, and the Enhanced Holder Support Agreement were executed. On the same day, the parties issued a joint press release announcing the execution of the Business Combination Agreement and A Paradise filed a Form 8-K with respect thereto.
De-SPAC, Background, Other Description [Text Block]	From the consummation of A Paradise’s IPO on July 31, 2025, through the execution date of the Business Combination Agreement with Enhanced, A Paradise actively pursued potential business combination opportunities. During this period, representatives of A Paradise engaged with numerous individuals and entities, exploring a range of target companies for a potential business combination. The target identification and outreach efforts were primarily driven through introductions and referrals facilitated by the network and relations of its CEO, as well as CCM, A Paradise’s underwriter at its initial public offering. These activities involved evaluating potential targets for a potential business combination, conducting preliminary due diligence using publicly available information and market research, and participating in discussions with the potential targets.
De-SPAC Transactions, Material Terms [Line Items]
De-SPAC, Material Terms of the de-SPAC Transaction [Text Block]
The Business Combination Agreement
The following summary of the material terms of the Business Combination Agreement does not purport to be complete and is qualified in its entirety by reference to the Business Combination Agreement, a copy of which is attached as Annex A to this proxy statement/prospectus.
The Business Combination Agreement contains representations and warranties that A Paradise and Merger Sub, on the one hand, and Enhanced, on the other hand, have made to one another as of specific dates. The assertions embodied in the representations and warranties are qualified by information in confidential disclosure schedules exchanged by the parties to the Business Combination Agreement. Some of these schedules contain information that modifies, qualifies and creates exceptions to the representations and warranties set forth in the Business Combination Agreement. You should not rely on the representations and warranties described below as current characterizations of factual information about A Paradise or Enhanced because they were made as of specific dates, and may be intended merely as a risk allocation mechanism among A Paradise, Merger Sub, and Enhanced and are modified by the disclosure schedules.
The Enhanced Group Incentive Plans
As part of the Business Combination Agreement and in connection with the Business Combination, A Paradise and Enhanced have agreed that Enhanced Group shall adopt the Enhanced Group Founder Plan, the Enhanced Group Omnibus Incentive Plan and the Enhanced Group Employee Share Purchase Plan.
The Enhanced Group Founder Plan provides for the reservation and issuance of such number of shares of Enhanced Group Class A common stock representing 5% of the fully diluted shares of Enhanced Group Class A common stock outstanding immediately after the Closing. The Enhanced Group Omnibus Incentive Plan provides for the reservation and issuance of such number of shares of Enhanced Group Class A common stock representing 5% of the fully diluted shares of Enhanced Group Class A common stock outstanding immediately after the Closing, subject to an annual evergreen provision for up to an additional 5% of the fully diluted shares of Enhanced Group Class A common stock outstanding on the first day of each calendar year beginning in 2027 and ending in 2036. The Enhanced Group Employee Share Purchase Plan provides for the reservation and issuance of a number of Enhanced Group Class A common stock equal to 2% of the fully diluted shares of Enhanced Group Class A common stock outstanding immediately after the Closing, subject to an annual evergreen provision for up to an additional number of shares equal to the lesser of (i) 1% of the fully diluted shares of Enhanced Group Class A common stock outstanding on the first day of each calendar year and (ii) 1,538,500 shares of Enhanced Group Class A common stock, beginning in 2027 and ending in 2036.
General Description of the Business Combination
Structure of the Business Combination
On November 26, 2025, A Paradise entered into the Business Combination Agreement with Merger Sub and Enhanced, pursuant to which, among other things, following the Domestication, (i) Merger Sub will merge with and into Enhanced, the separate corporate existence of Merger Sub will cease and Enhanced will be the surviving corporation and a wholly owned subsidiary of A Paradise, (ii) Enhanced will merge with and into A Paradise, the separate corporate existence of Enhanced will cease and A Paradise will be the surviving corporation, and (iii) A Paradise will change its name to “Enhanced Group Inc.”
Prior to and as a condition of the Mergers, pursuant to the Domestication, A Paradise will change its jurisdiction of incorporation by effecting a discontinuation under the BVI Business Companies Act and a domestication under §§ 10.101 of the TBOC, pursuant to which A Paradise’s jurisdiction of incorporation will be changed from the BVI to the State of Texas. For more information, see the section entitled “Domestication Proposal”.
Business Combination Consideration
Stock Consideration
The Stock Consideration will be issued to holders of Enhanced common shares in the Mergers. As a result of and upon the Closing, among other things and as described further below, all outstanding Enhanced common shares as of immediately prior to the First Effective Time (other than treasury shares and dissenting shares but including Enhanced shares issuable in respect of the Private Placement Investment Agreements entered into between Enhanced and existing or other third party investors in the Private Placement Investment) will be cancelled in exchange for the right to receive the Enhanced Group Class A common stock based on the Exchange Ratio (as defined in the Business Combination Agreement). In addition, at the First Effective Time, (i) each Enhanced Option outstanding as of immediately prior to the First Effective Time will be converted into an Enhanced Group Option, except that the number of shares of Enhanced Group Class A common stock will equal the number of Enhanced common shares subject to such option multiplied by the Exchange Ratio, rounded down to the nearest whole share, and the per-share exercise price will equal the prior exercise price divided by the Exchange Ratio, rounded up to the nearest full cent; (ii) each Enhanced Top-Up Award outstanding as of immediately prior to the First Effective Time will be converted into an Enhanced Group Top-Up Award; (iii) each Enhanced Consultant Warrant outstanding as of immediately prior to the First Effective Time will be converted into an Enhanced Group Consultant Warrant, except that the number of shares will equal the number of Enhanced common shares subject to such warrant multiplied by the Exchange Ratio, rounded down to the nearest whole share, and the per-share exercise price will equal the prior exercise price divided by the Exchange Ratio, rounded up to the nearest full cent; and (iv) investors in the Private Placement Investment will be issued Enhanced Group SAFE Warrants to purchase additional shares of Enhanced Group Class A common stock equal to 50% of the number of shares of Enhanced Group Class A common stock issued upon conversion of the SAFEs, at the same conversion price.
Business Combination Consideration
A number of Enhanced Group Class A common stock will be reserved and authorized for issuance under the Enhanced Group Founder Plan, the Enhanced Group Omnibus Incentive Plan and the Enhanced Group Employee Share Purchase Plan, which will initially be such number of Enhanced Group Class A common stock representing in the aggregate 12% of the fully diluted shares of Enhanced Group Class A common stock outstanding immediately following the Closing. At the closing of the Business Combination, each Enhanced common share, Enhanced Option, Enhanced Top-Up Award and Enhanced Consultant Warrant then-issued and outstanding shall be cancelled and automatically converted, based on the Exchange Ratio (as defined in the Business Combination Agreement) except with respect to the Enhanced Top-Up Awards, into the right to receive, as applicable, Stock Consideration, an Enhanced Group Option, an Enhanced Group Top-Up Award or an Enhanced Group Consultant Warrant, pursuant to the terms of the Business Combination Agreement.
Amounts remaining in A Paradise’s trust account as of immediately following the effective time of the Mergers will be paid to: (1) A Paradise shareholders pursuant to the Acquiror Share Redemptions (as defined in the Business Combination Agreement), (2) all Company Transaction Expenses and Acquiror Transaction Expenses (as defined in the Business Combination Agreement), and (3) all remaining funds to A Paradise.
Upon consummation of the Business Combination, Enhanced Group will adopt a dual-class voting structure such that its common stock will consist of Enhanced Group Class A common stock and Enhanced Group Class B common stock. Holders of Enhanced Group Class A common stock and Enhanced Group Class B common stock have the same rights other than voting and conversion rights. Each holder of Enhanced Group Class A common stock is entitled to one (1) vote per share and each holder of Enhanced Group Class B common stock is entitled to ten (10) votes per share on all matters submitted to them for a vote. Enhanced Group Class A common stock and Enhanced Group Class B common stock vote together as a single class on all matters submitted to a vote of Enhanced Group’s shareholders, except as may otherwise be required by law.
Assuming a no redemptions scenario, it is anticipated that, immediately after the consummation of the Business Combination, Apeiron will, directly and/or through its affiliates, hold a majority of the voting power of Enhanced Group. See “Risk Factors—Risks Related to the Company’s Dual Share Class Structure—The Company’s dual-class voting structure may render its Class A common stock ineligible for inclusion in certain stock market indices, and thus adversely affect the trading price and liquidity of its Class A common stock”.
Upon Closing, the Enhanced Group Board will consist of seven directors, all of whom will be designated by Enhanced, and three of whom will be designated by Enhanced to serve as independent directors in accordance with the NYSE listing standards. See sections titled “Management of Enhanced Group following the Business Combination” and “Executive Compensation” for additional information.
After the Business Combination, assuming there are no redemptions of our shares, A Paradise’s current public shareholders will own approximately 14% of the issued share capital of Enhanced Group, CCM and/or its designee, the Sponsor, current directors, officers and affiliates will own collectively approximately 5% of the issued share capital of Enhanced Group, and Enhanced Shareholders will own approximately 81% of the issued share capital of Enhanced Group.
Assuming the maximum redemption by holders of 20,000,000 A Paradise Class A ordinary shares, after giving effect to the payments to redeeming shareholders, A Paradise’s current public shareholders will own approximately 2% of the issued share capital of Enhanced Group, CCM and/or its designees, the Sponsor, current directors, officers and affiliates will own collectively approximately 5% of the issued share capital of Enhanced Group, and the Enhanced Shareholders will own approximately 93% of the issued share capital of Enhanced Group.
Closing
In accordance with the terms and subject to the conditions of the Business Combination Agreement, the Closing will take place at 8:00 a.m. New York time, on the date that is the third business day after the satisfaction or waiver of the conditions set forth in the Business Combination Agreement (other than those conditions that by their nature are to be satisfied at the Closing, but subject to the satisfaction or waiver of those conditions), unless another time or date is mutually agreed to in writing by the parties. The date on which the Closing actually occurs is referred to as the “Closing Date”.
Representations and Warranties
The Business Combination Agreement contains representations and warranties of A Paradise, Merger Sub and Enhanced, certain of which are qualified by materiality and material adverse effect standards and may be further modified and limited by the Company Disclosure Letter (as defined in the Business Combination Agreement) and the Acquiror Disclosure Letter (as defined in the Business Combination Agreement). See the section of this proxy statement/prospectus entitled “Material Adverse Effect” below. The representations and warranties of A Paradise are also qualified by information included in public filings, filed or submitted to the SEC on or prior to the date of the Business Combination Agreement (subject to certain exceptions contemplated by the Business Combination Agreement).
Representations and Warranties of Enhanced
Enhanced has made representations and warranties relating to, among other things:
•company organization;
•due authorization;
•no conflict;
•governmental authorizations and consents;
•capitalization of Enhanced and its subsidiaries;
•financial statements;
•undisclosed liabilities;
•litigation and proceedings;
•legal compliance;
•material contracts;
•company benefit plans;
•labor relations; employees;
•taxes;
•brokers’ fees;
•insurance;
•real property;
•intellectual property;
•environmental matters;
•absence of changes;
•sanctions compliance;
•information supplied;
•corporate records;
•no TID U.S. business; and
•suppliers.
A limited number of the above-listed representations and warranties of Enhanced are identified as fundamental under the terms of the Business Combination Agreement for purposes of the closing condition related to the accuracy and correctness of Enhanced’s representations and warranties, including among others, certain representations and warranties related to Enhanced’s organization, due authorization and brokers’ fees.
Representations and Warranties of A Paradise and Merger Sub
A Paradise and Merger Sub have made representations and warranties relating to, among other things:
•corporate existence, power, and organization;
•corporate authorization;
•governmental authorization;
•non-contravention;
•finders’ fees;
•issuance of shares;
•capitalization;
•information supplied;
•trust account;
•listing;
•reporting company;
•no market manipulation;
•board approval;
•SEC filings, and financial statements;
•litigation;
•compliance with laws;
•anti-corruption;
•investment company act;
•tax matters; and
•Acquiror foreign shareholders.
A limited number of the above-listed representations and warranties of A Paradise are identified as fundamental under the Business Combination Agreement for purposes of the closing condition related to the accuracy and correctness of A Paradise’s representations and warranties, including, among others, certain representations and warranties relating to A Paradise’s corporate existence, corporate authorizations, finders’ fees and trust account.
Survival of Representations and Warranties
Except in the case of claims against a person in respect of such person’s actual fraud, the representations and warranties of the respective parties to the Business Combination Agreement generally will not survive the Closing.
Material Adverse Effect
Under the Business Combination Agreement, certain representations and warranties of Enhanced are qualified in whole or in part by a material adverse effect standard for purposes of determining whether a breach of such representations and warranties has occurred. Under the Business Combination Agreement, certain representations and warranties of A Paradise are qualified in whole or in part by a material adverse effect on A Paradise for purposes of determining whether a breach of such representations and warranties has occurred.
However, in no event would any of the following, alone or in combination, be deemed to constitute, or be taken into account in determining whether an Enhanced Material Adverse Effect is occurring, has occurred or would reasonably be expected to occur:
A.changes, developments, circumstances or facts in or with respect to the economy, credit, capital, securities or financial markets or political, regulatory or business conditions in the geographic markets or industries in which Enhanced or any of its subsidiaries or suppliers has operations or its products or services are sold, including changes, developments, circumstances or facts in or with respect to interest rates or exchange rates for currencies;
B.changes, developments, circumstances, facts or effects that are the result of factors generally affecting the industries or markets in which the Enhanced and its subsidiaries operate (including legal and regulatory changes);
C.any loss of, or adverse change, development, circumstance or fact in or with respect to, the relationship of Enhanced or any of its subsidiaries, contractual or otherwise, with customers, governmental authorities, employees, labor unions, labor organizations, works councils or similar organizations, suppliers, distributors, sponsors, vendors, financing sources, partners or similar relationship or any resulting change, development, circumstance, fact or effect that is directly and proximately caused by the entry into, announcement, pendency or performance of the Business Combination Agreement and the transactions contemplated hereby or resulting or arising from the identity of, any facts or circumstances relating to, or any actions taken or failed to be taken by A Paradise or any of its affiliates (but in each case only to the extent attributable to such announcement, pendency or performance);
D.changes or developments in or with respect to applicable accounting standards, including GAAP or in any law of general applicability or in the interpretation or enforcement thereof, after the date of the Business Combination Agreement;
E.any failure by Enhanced to meet any internal or public projections or forecasts or estimates of revenues or earnings for any period ending on or after the date of the Business Combination Agreement and prior to the Closing; provided, that any change, development, circumstance, fact or effect (not otherwise excluded under this definition) underlying such failure may be taken into account in determining whether an Enhanced Material Adverse Effect is occurring or would reasonably be expected to occur;
F.any change, development or effect resulting from acts of war (whether or not declared), sabotage, terrorism, cyberattacks, military actions or the escalation of any of the foregoing, whether perpetrated or encouraged by a state or non-state actor or actors (including cyberattacks), any weather or natural disaster, global pandemic outbreak of disease or illness or other public health event or any other force majeure event (except to the extent causing any damage or destruction to or rendering unusable any material facility or property of Enhanced or its subsidiaries), whether or not caused by any person (other than Enhanced, its subsidiaries or any of their respective affiliates or representatives);
G.any actions taken or not taken by Enhanced or its subsidiaries pursuant to the Business Combination Agreement or with A Paradise’s prior written consent or at A Paradise’s instruction or permitted under the Business Combination Agreement;
H.any action not taken by Enhanced or its subsidiaries pursuant to the Business Combination Agreement or with A Paradise’s prior written consent or at A Paradise’s instruction;
I.changes to regimes or sporting regulations relating to Performance-Enhancing Substances, whether through new legislation, reinterpretation of existing rules or shifts in enforcement priorities by any U.S. or non-U.S. national sporting authorities or sports organizations, including the International Olympics Committee, the World Anti-Doping Agency, World Aquatics f/k/a Fédération Internationale de Natation and USA Swimming, Inc.; or
J.any matter that is reasonably apparent from the information set forth in the Company Disclosure Letter or from information set forth in any Enhanced financial statements made available to A Paradise or one or more of its representatives.
Any Event referred to in clauses A, B, D, F or I above may be taken into account in determining if an Enhanced Material Adverse Effect has occurred or would reasonably be expected to occur to the extent it disproportionately and adversely affects Enhanced and its subsidiaries (taken as a whole) relative to other similarly situated companies.

De-SPAC, Brief Description [Text Block]
Structure of the Business Combination
On November 26, 2025, A Paradise entered into the Business Combination Agreement with Merger Sub and Enhanced, pursuant to which, among other things, following the Domestication, (i) Merger Sub will merge with and into Enhanced, the separate corporate existence of Merger Sub will cease and Enhanced will be the surviving corporation and a wholly owned subsidiary of A Paradise, (ii) Enhanced will merge with and into A Paradise, the separate corporate existence of Enhanced will cease and A Paradise will be the surviving corporation, and (iii) A Paradise will change its name to “Enhanced Group Inc.”
Prior to and as a condition of the Mergers, pursuant to the Domestication, A Paradise will change its jurisdiction of incorporation by effecting a discontinuation under the BVI Business Companies Act and a domestication under §§ 10.101 of the TBOC, pursuant to which A Paradise’s jurisdiction of incorporation will be changed from the BVI to the State of Texas. For more information, see the section entitled “Domestication Proposal”.

De-SPAC, Related Financing Transactions, Brief Description [Text Block]
Business Combination Consideration
Stock Consideration
The Stock Consideration will be issued to holders of Enhanced common shares in the Mergers. As a result of and upon the Closing, among other things and as described further below, all outstanding Enhanced common shares as of immediately prior to the First Effective Time (other than treasury shares and dissenting shares but including Enhanced shares issuable in respect of the Private Placement Investment Agreements entered into between Enhanced and existing or other third party investors in the Private Placement Investment) will be cancelled in exchange for the right to receive the Enhanced Group Class A common stock based on the Exchange Ratio (as defined in the Business Combination Agreement). In addition, at the First Effective Time, (i) each Enhanced Option outstanding as of immediately prior to the First Effective Time will be converted into an Enhanced Group Option, except that the number of shares of Enhanced Group Class A common stock will equal the number of Enhanced common shares subject to such option multiplied by the Exchange Ratio, rounded down to the nearest whole share, and the per-share exercise price will equal the prior exercise price divided by the Exchange Ratio, rounded up to the nearest full cent; (ii) each Enhanced Top-Up Award outstanding as of immediately prior to the First Effective Time will be converted into an Enhanced Group Top-Up Award; (iii) each Enhanced Consultant Warrant outstanding as of immediately prior to the First Effective Time will be converted into an Enhanced Group Consultant Warrant, except that the number of shares will equal the number of Enhanced common shares subject to such warrant multiplied by the Exchange Ratio, rounded down to the nearest whole share, and the per-share exercise price will equal the prior exercise price divided by the Exchange Ratio, rounded up to the nearest full cent; and (iv) investors in the Private Placement Investment will be issued Enhanced Group SAFE Warrants to purchase additional shares of Enhanced Group Class A common stock equal to 50% of the number of shares of Enhanced Group Class A common stock issued upon conversion of the SAFEs, at the same conversion price.
Business Combination Consideration
A number of Enhanced Group Class A common stock will be reserved and authorized for issuance under the Enhanced Group Founder Plan, the Enhanced Group Omnibus Incentive Plan and the Enhanced Group Employee Share Purchase Plan, which will initially be such number of Enhanced Group Class A common stock representing in the aggregate 12% of the fully diluted shares of Enhanced Group Class A common stock outstanding immediately following the Closing. At the closing of the Business Combination, each Enhanced common share, Enhanced Option, Enhanced Top-Up Award and Enhanced Consultant Warrant then-issued and outstanding shall be cancelled and automatically converted, based on the Exchange Ratio (as defined in the Business Combination Agreement) except with respect to the Enhanced Top-Up Awards, into the right to receive, as applicable, Stock Consideration, an Enhanced Group Option, an Enhanced Group Top-Up Award or an Enhanced Group Consultant Warrant, pursuant to the terms of the Business Combination Agreement.
Amounts remaining in A Paradise’s trust account as of immediately following the effective time of the Mergers will be paid to: (1) A Paradise shareholders pursuant to the Acquiror Share Redemptions (as defined in the Business Combination Agreement), (2) all Company Transaction Expenses and Acquiror Transaction Expenses (as defined in the Business Combination Agreement), and (3) all remaining funds to A Paradise.
Upon consummation of the Business Combination, Enhanced Group will adopt a dual-class voting structure such that its common stock will consist of Enhanced Group Class A common stock and Enhanced Group Class B common stock. Holders of Enhanced Group Class A common stock and Enhanced Group Class B common stock have the same rights other than voting and conversion rights. Each holder of Enhanced Group Class A common stock is entitled to one (1) vote per share and each holder of Enhanced Group Class B common stock is entitled to ten (10) votes per share on all matters submitted to them for a vote. Enhanced Group Class A common stock and Enhanced Group Class B common stock vote together as a single class on all matters submitted to a vote of Enhanced Group’s shareholders, except as may otherwise be required by law.
Assuming a no redemptions scenario, it is anticipated that, immediately after the consummation of the Business Combination, Apeiron will, directly and/or through its affiliates, hold a majority of the voting power of Enhanced Group. See “Risk Factors—Risks Related to the Company’s Dual Share Class Structure—The Company’s dual-class voting structure may render its Class A common stock ineligible for inclusion in certain stock market indices, and thus adversely affect the trading price and liquidity of its Class A common stock”.
Upon Closing, the Enhanced Group Board will consist of seven directors, all of whom will be designated by Enhanced, and three of whom will be designated by Enhanced to serve as independent directors in accordance with the NYSE listing standards. See sections titled “Management of Enhanced Group following the Business Combination” and “Executive Compensation” for additional information.
After the Business Combination, assuming there are no redemptions of our shares, A Paradise’s current public shareholders will own approximately 14% of the issued share capital of Enhanced Group, CCM and/or its designee, the Sponsor, current directors, officers and affiliates will own collectively approximately 5% of the issued share capital of Enhanced Group, and Enhanced Shareholders will own approximately 81% of the issued share capital of Enhanced Group.
Assuming the maximum redemption by holders of 20,000,000 A Paradise Class A ordinary shares, after giving effect to the payments to redeeming shareholders, A Paradise’s current public shareholders will own approximately 2% of the issued share capital of Enhanced Group, CCM and/or its designees, the Sponsor, current directors, officers and affiliates will own collectively approximately 5% of the issued share capital of Enhanced Group, and the Enhanced Shareholders will own approximately 93% of the issued share capital of Enhanced Group.
Sponsor Equity Agreement
In connection with the execution of the Business Combination Agreement, Apeiron and the Sponsor entered into the Sponsor Equity Agreement, which is attached to this proxy statement/prospectus as Annex T. This summary is qualified in its entirety by reference to the full text of the Sponsor Equity Agreement.
Pursuant to the Sponsor Equity Agreement, subject to the closing of the Business Combination, (i) Apeiron granted the Sponsor a Call Option to require Apeiron to purchase up to 100%, and the Sponsor granted Apeiron a Put Option to purchase, up to 100%, but no less than 78%, of the Sponsor Securities, in each case in accordance with the terms and conditions set forth therein, (ii) Apeiron paid the Sponsor a deposit of $5,500,000, which is generally non-refundable and (iii) the parties agreed to certain termination fee arrangements as described below.
Under the terms of the Sponsor Equity Agreement, following the closing of the Business Combination, and during the 90-day period thereafter, the Sponsor will have the Put Option to sell to Apeiron up to 100%, and Apeiron will have the Call Option to require the Sponsor to sell to Apeiron, up to 100% (and not less than 78%) of the Sponsor Securities, free and clear of liens (other than certain customary restrictions). The purchase price for the Sponsor Securities pursuant to the Put Option or Call Option will be determined based on the percentage of the Sponsor Securities delivered, as set forth in the Sponsor Equity Agreement, less the deposit amount previously paid by Apeiron. The maximum purchase price for the Put Option and Call Option are in a range of $6,700,000 to $9,000,000 and in a range of $11,000,000 to $15,500,000, respectively, in each case depending on the percentage of the Sponsor Securities delivered upon exercise of the Put Option or Call Option and, furthermore, in each case less the deposit previously paid by Apeiron. The Put Option and the Call Option may only be exercised during the specified 90-day option period and are subject to certain procedural and closing conditions set forth in the Sponsor Equity Agreement.
The Sponsor Equity Agreement provides for the payment by the Sponsor to Apeiron of a termination fee of up to $4,875,000 under certain circumstances if the Business Combination Agreement is terminated due to a willful breach by A Paradise or its affiliates, including the Sponsor, subject to adjustment based on certain milestones being met in relation to the preparation and filing of this proxy statement/prospectus. Specifically, the termination fee will be reduced (a) to $4,250,000 if those portions of this proxy statement/prospectus for which A Paradise is responsible have been prepared by A Paradise and are substantially ready by Milestone 1 or (b) $4,000,000 if Milestone 1 is reached and either (i) A Paradise, within two weeks of receipt of any comments from the SEC or its staff to this proxy statement/prospectus, responded to such comments for which A Paradise is responsible or (ii) the SEC did not raise any comments in relation to the portions of this proxy statement/prospectus for which A Paradise is responsible.
The Sponsor Equity Agreement further provides that, after excluding the amount of deferred underwriting fee payable by A Paradise to CCM, any estimated A Paradise transaction expenses in excess of the A Paradise Transaction Expenses Cap will be borne by the Sponsor.
The Sponsor Equity Agreement also contains customary representations, warranties and covenants of the parties, including a lock-up on the transfer of the Sponsor Securities during the 90-day option period after consummation of the Business Combination, which lock-up does not permit for early price-based releases. In addition, a condition to Closing under the Business Combination Agreement requires that the Sponsor deliver to Enhanced, at the Closing, an executed copy of the Insider Letter Amendment, which shall, among other things, (a) provide for an express exception to the restrictions on the transfer therein for the transfer of securities contemplated by the Sponsor Equity Agreement and (b) extend the lockup period therein with respect to the Sponsor’s equity securities for a period of 12 months following the Closing Date, subject to customary exceptions, and price-based releases pursuant to which, if the last reported sale price of the Enhanced Group Class A common stock equals or exceeds $20.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading-days within any 30-trading-day period commencing after May 24, 2026, Enhanced Group shall have the right (but not the obligation) to release the Sponsor and cause the Sponsor to be released from its lockup obligations. The lock-up restrictions set forth in the Insider Letter Amendment are in addition to, and will not be limited by, the lock-up provisions to be set forth in the Sponsor Equity Agreement. The Sponsor Equity Agreement also contains customary covenants relating to regulatory approvals and cooperation, and other customary provisions.
Participation Agreement
In connection with its entry into the Sponsor Equity Agreement, Apeiron entered into a Participation Agreement with BBG, an affiliate of Berenberg Capital Markets LLC, Enhanced’s financial advisor in connection with the Business Combination, pursuant to which BBG agreed to participate in 33.33% of the economics of the transactions contemplated by the Sponsor Equity Agreement, including the funding of the deposit amount of $5,500,000. Pursuant to the Participation Agreement, BBG will be entitled to (a) 33.33% of the securities acquired by Apeiron pursuant to the Sponsor Equity Agreement and (b) 33.33% of any termination fee payable by the Sponsor to Apeiron under the Sponsor Equity Agreement.
This summary is qualified in its entirety by reference to the full text of the Participation Agreement, which is attached as Annex U.
Private Placement Investment SAFE Agreements
The SAFEs issued pursuant to the Private Placement Investment contemplate that upon consummation of the Business Combination, all outstanding SAFEs issued by Enhanced will automatically convert, immediately prior to the closing into Enhanced common shares, which will then be exchanged alongside the other Enhanced common shares for shares of Enhanced Group Class A common stock. The number of Enhanced common shares to be issued upon conversion and converted into shares of Enhanced Group Class A common stock will be determined by dividing each SAFE investor’s purchase amount by Enhanced Group’s post-money valuation cap of $1.2 billion, multiplied by the fully diluted capitalization of Enhanced immediately prior to the Business Combination. As a result, the SAFE holders will collectively receive a number of shares of Enhanced Group Class A common stock representing their pro rata ownership percentage in Enhanced Group on a fully diluted basis. Concurrently with such conversion, Enhanced Group will also issue to the SAFE investors warrants equal to fifty percent (50%) of the number of shares of Enhanced Group Class A common stock received upon conversion, each exercisable for one share of Enhanced Group Class A common stock at a per-share price equal to the conversion price determined under the SAFE.
In the event that the Business Combination is not consummated, then either (i) if there is no equity financing that is for a minimum amount raised of $30 million (including a minimum amount of $5 million committed by a third-party lead investor) before November 25, 2026, the SAFEs will automatically convert into a number of Enhanced preferred shares equal to the relevant investor’s purchase amount divided by $14.34498, with such shares carrying a liquidation preference senior to Enhanced’s then-outstanding preferred shares, or (ii) if there is an equity financing as described above before November 25, 2026, the SAFEs will automatically convert at the initial closing of such equity financing into a number of Enhanced preferred shares equal to the purchase amount of the relevant investor divided by 70% of the lowest price paid by investors purchasing Enhanced preferred shares in that equity financing.
Transaction Support Agreements
Each Enhanced Shareholder (including investors in the Private Placement Investment) will be required to enter into a Transaction Support Agreement (in the form attached to this proxy statement/prospectus as Annex I). Among other terms, parties to the Transaction Support Agreements will be subject to lockup restrictions, pursuant to which such Enhanced Shareholders may not transfer any of their Enhanced Group Class A common stock during the support period (being from signing of the relevant Transaction Support Agreement until the earlier of (i) termination of the Business Combination Agreement or (ii) 12 months after the Closing), subject to the following releases:
•50% of such Enhanced Shareholder’s shares of Enhanced Group Class A common stock shall be released on the date 6 months after the Closing of the Business Combination;
•50% of such Enhanced Shareholder’s shares of Enhanced Group Class A common stock shall be released on the date 12 months after the Closing of the Business Combination; and
•If such Enhanced Shareholder participated in the Private Placement Investment, on the earlier of (i) April 27, 2026 and (ii) the date 5 weeks from the Closing of the Business Combination, a number of shares of Enhanced Group Class A common stock shall be released equal to the quotient of (x) (i) four (4) multiplied by (ii) the amount (in U.S. dollars) of the purchase amount provided by the relevant Enhanced Shareholder in the Private Placement Investment, divided by (y) $10.00.

De-SPAC, Reasons for SPAC Engaging in the Transaction [Text Block]
Reasons for the Business Combination
The boards of directors and management teams of A Paradise and Enhanced evaluated a range of strategic and financial alternatives in connection with a potential business combination and, after considering these alternatives, determined that proceeding with the Business Combination was in the best interests of their respective stockholders.
In reaching its determination, Enhanced considered, among other things, the following principal factors: (i) access to capital to execute its business plan and support future capital-raising strategies as opportunities arise, including to fund expenses associated with the 2026 Enhanced Games and continued investment in infrastructure, product development, marketing and talent; (ii) enhanced liquidity and a broader potential investor base, including the opportunity for investors to participate at an earlier stage of Enhanced’s development; (iii) the benefits of a public company platform, including the potential use of publicly traded equity for strategic opportunities and to attract and retain talent; (iv) transaction certainty and timeline, including seeking to complete the Business Combination ahead of the inaugural Enhanced Games scheduled for May 2026 and in advance of Enhanced’s expected commercialization of its Live Enhanced platform in the first half of 2026; and (v) support Enhanced’s objective of increased transparency in sports and provide an opportunity to present Enhanced’s strategy and value proposition holistically to the public.
In addition, A Paradise considered the reasons for the structure and timing of the Business Combination and any related financing transactions, including, among others, the following factors: (i) A Paradise has 24 months from the closing of its IPO to complete an initial business combination; (ii) the potential to structure the Business Combination in a manner that would be tax efficient to A Paradise shareholders; and (iii) the alignment of the final transaction structure and related financing transactions with Enhanced’s objectives. Furthermore, the A Paradise Board and A Paradise management team considered a number of factors, as further described in the section entitled “The BCA Proposal — A Paradise Board’s Reasons for the Approval of the Business Combination.”

De-SPAC, Reasons for Target Company Engaging in the Transaction [Text Block]	In reaching its determination, Enhanced considered, among other things, the following principal factors: (i) access to capital to execute its business plan and support future capital-raising strategies as opportunities arise, including to fund expenses associated with the 2026 Enhanced Games and continued investment in infrastructure, product development, marketing and talent; (ii) enhanced liquidity and a broader potential investor base, including the opportunity for investors to participate at an earlier stage of Enhanced’s development; (iii) the benefits of a public company platform, including the potential use of publicly traded equity for strategic opportunities and to attract and retain talent; (iv) transaction certainty and timeline, including seeking to complete the Business Combination ahead of the inaugural Enhanced Games scheduled for May 2026 and in advance of Enhanced’s expected commercialization of its Live Enhanced platform in the first half of 2026; and (v) support Enhanced’s objective of increased transparency in sports and provide an opportunity to present Enhanced’s strategy and value proposition holistically to the public.
De-SPAC, SPAC Reasons for the Structure, and Timing of De-SPAC and Related Financing Transaction [Text Block]
The following is a brief description of the background of A Paradise’s search for and discussion with various potential target companies for a potential business combination.
From the consummation of A Paradise’s IPO on July 31, 2025, through the execution date of the Business Combination Agreement with Enhanced, A Paradise actively pursued potential business combination opportunities. During this period, representatives of A Paradise engaged with numerous individuals and entities, exploring a range of target companies for a potential business combination. The target identification and outreach efforts were primarily driven through introductions and referrals facilitated by the network and relations of its CEO, as well as CCM, A Paradise’s underwriter at its initial public offering. These activities involved evaluating potential targets for a potential business combination, conducting preliminary due diligence using publicly available information and market research, and participating in discussions with the potential targets. In total, A Paradise considered and engaged in discussions or negotiations with representatives of seven potential business combination targets. Considerations during this process included the potential target companies’ business models, management teams, market sizes, growth prospects, as well as other factors. Out of these seven potential targets, A Paradise entered into nondisclosure agreements with 6 companies to facilitate the exchange of confidential information and conduct more in-depth evaluations. None of the nondisclosure agreements included a standstill provision.
In parallel with its outreach and term sheet discussions with Enhanced, A Paradise also held meetings with, and conducted discussions, and initiated preliminary due diligence on several other potential business combination target opportunities. These included: (i) a technology-enabled healthcare services company; (ii) a pioneering company in the battery manufacturing sector; (iii) a telehealth and artificial intelligence operator on eye care that connects patients with specialized providers; (iv) a technology company that operates in the cryptocurrency investment industry; (v) an EV charging solution provider; and (vi) a hospitality and tourism operator. Ultimately, A Paradise focused primarily on two potential business combination targets, Enhanced and the aforementioned hospitality and tourism operator, referred to as Company A.
The below is a summary of discussions with Company A:
•In August of 2025, Company A, which is not affiliated with A Paradise or any affiliated business entities, was referred to A Paradise. Company A is a hospitality and tourism operator that provides hotels, physical and online casinos, and sportsbooks for customers. In connection with entering into discussions, A Paradise signed a non-disclosure agreement with Company A on August 12, 2025, which does not include a standstill provision. After reviewing information of Company A and holding meetings with Company A’s management, A Paradise’s management decided to proceed with Company A as a potential business combination candidate. On August 22, 2025, A Paradise entered into a non-exclusive and non-binding letter of intent with Company A, which included, among others, the following terms: (i) a proposed transaction structure involving the 100% acquisition of Company A by A Paradise; (ii) a preliminary valuation of Company A in the range of approximately $300 million to $500 million, subject to further due diligence and valuation analyses; (iii) implementation of an equity incentive plan representing up to 15% of the post-closing common shares following the closing of the proposed transaction; (iv) customary lock-up provisions; (v) no minimum cash condition at closing; and (vi) a potential earnout payment with details to be negotiated upon completion of further due diligence. From August 2025 through October 2025, A Paradise’s representatives conducted financial and legal diligence and reviewed Company A’s financial information, management background and structure, business model, and held meetings with Company A’s management and significant shareholder. Following its due diligence and evaluation, A Paradise’s management concluded that, while Company A presented an attractive business proposition within the hospitality and gaming sector, it was not yet prepared to become a public company in the near term. In November 2025, A Paradise ultimately determined not to proceed with the proposed business combination with Company A.
•Before A Paradise decided to cease further business combination discussions with other potential targets, the A Paradise Board considered a number of factors, including: (1) relative strength in competitive positioning and the nature of business being highly replaceable; (2) execution risks relating to potential target’s fundraising activities; (3) request that A Paradise raise a PIPE with some minimum proceeds; (4) potential challenges associated with unclear business model and reliance on unpredictable digital asset prices; and (5) lack of interest from potential targets on proceeding with a transaction with A Paradise.

Material Differences in Security Holders' Rights, SPAC Versus the Combined Company [Text Block]
COMPARISON OF CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS
Prior to the Domestication, the rights of the shareholders of A Paradise and the relative powers of the A Paradise Board are governed by the BVI Business Companies Act (as amended), the APAD BVI Charter, as amended and restated from time to time, and the common law of the BVI. The BVI Business Companies Act and the APAD BVI Charter govern the rights of A Paradise’s shareholders. The BVI Business Companies Act differs in some material respects from laws generally applicable to United States corporations and their shareholders. In addition, the APAD BVI Charter will differ in certain material respects from the Proposed Organizational Documents. As a result, when you become a shareholder of Enhanced Group, your rights will differ in some regards as compared to when you were a shareholder of A Paradise.
Below is a summary chart outlining important similarities and differences in the corporate governance and stockholder/shareholder rights associated with each of A Paradise and Enhanced Group according to applicable law or the organizational documents of A Paradise and Enhanced Group.
This summary is qualified by reference to the complete text of the APAD BVI Charter, attached to the registration statement of which this proxy statement/prospectus forms a part, the complete text of the Proposed Certificate of Formation, a copy of which is attached to this proxy statement/prospectus as Annex B and the complete text of the Proposed Bylaws, a copy of which is attached to this proxy statement/prospectus as Annex D. You should review each of the Proposed Organizational Documents, as well as the laws of the State of Texas and laws of the BVI, including the BVI Business Companies Act, to understand how these laws apply to Enhanced Group and A Paradise, respectively.

	Enhanced Group	A Paradise
Authorized and Outstanding Capital Stock
Enhanced Group is authorized to issue a maximum of 640,000,000 shares consisting of: (a) 310,000,000 shares of Class A common stock, par value $0.0001 per share, (b) 330,000,000 shares of Class B common stock, par value $0.0001 per share, and (c) 100,000,000 shares of preferred stock, par value $0.0001 per share.
Texas law allows for different classes of common stock with different voting and economic rights, including allowing voting as a single group and without the need for separate class votes on major corporate actions.

A Paradise is authorized to issue a maximum of 551,000,000 shares with no par value divided into three classes of shares as follows: (a) 500,000,000 A Paradise Class A ordinary shares; (b) 50,000,000 A Paradise Class B ordinary shares and (c) 1,000,000 preferred shares with no par value.

Meeting of Shareholders
Meetings of the shareholders may be held at such place, either within or without the State of Texas, as may be determined from time to time by the Enhanced Group Board of Directors. The Enhanced Group Board of Directors may, in its sole discretion, determine that the meeting shall not be held at any place, but may instead be held solely by means of remote communication as provided under the TBOC.

Any director may convene shareholders’ meetings at such times and in such manner and places within or outside the BVI as the director considers necessary or desirable. Following consummation of a business combination, an annual general meeting shall be held annually at such date and time as may be determined by the directors. Upon the written request of the shareholders entitled to exercise 30 percent or more of the voting rights in respect of the matter for which the meeting is requested the directors shall convene a meeting of shareholders.

	Enhanced Group	A Paradise
Quorum
At all meetings of shareholders, except where otherwise provided by statute or by the Proposed Certificate of Formation, or by the Proposed Bylaws, the presence, in person, by remote communication, if applicable, or by proxy duly authorized, of the holders of a majority of the voting power of the then-outstanding shares of capital stock entitled to vote shall constitute a quorum for the transaction of business
A shareholders’ meeting is duly constituted if, at the commencement of the meeting, there are present in person or by proxy at least 50 percent of the votes of the shares entitled to vote at the meeting.

Notice of Meetings	Written notice must be provided no earlier than 60 days and no later than 10 days before the meeting.	The director convening a meeting of shareholders shall give not less than 10 nor more than 60 days’ written notice of such meeting to: (a) those shareholders whose names on the date the notice is given appear as shareholders in the share register of A Paradise and are entitled to vote at the meeting; and (b) the other directors.

Charter Amendments
Enhanced Group may amend its Certificate of Formation as permitted under Texas law, but such amendments require approval of a majority of the voting power entitled to vote. If the Permitted Class B Owners hold less than 66⅔ percent of the voting power, amendments to specified governance articles (including Articles V, VI, VII, and related definitions of the Certificate of Formation) require approval of at least 66⅔ percent of the voting power. Rights and protections in those articles cannot be retroactively impaired with respect to acts or omissions occurring before any amendment.

A Paradise may amend its memorandum and articles of association by a resolution of shareholders or by a resolution of directors, save that no amendment may be made by a resolution of directors:
(a)to restrict the rights or powers of the shareholders to amend the memorandum of association or the articles of association;
(b)to change the percentage of shareholders required to pass a resolution of shareholders to amend the memorandum of association or the articles of association;
(c)in circumstances where the memorandum of association or the articles of association cannot be amended by the shareholders; or
(d)to change clauses 7, 8 or 11 of the Existing Memorandum or regulation 24 of the Existing Articles of the APAD BVI Charter (or any of the defined terms used in any such clause or regulation).
Notwithstanding the above, no amendment may be made to the APAD BVI Charter to amend:
(a)regulation 24 of the Existing Articles of the APAD BVI Charter prior to the Business Combination (as defined therein) unless the holders of the Public Shares (as defined therein) are provided with the opportunity to redeem their A Paradise public shares upon the approval of any such amendment in the manner and for the price as set out in regulation 24.11 of the APAD BVI Charter; or
(b)clause 11.2 of the Existing Memorandum of the APAD BVI Charter during the Target Business Acquisition Period (as defined therein).

	Enhanced Group	A Paradise

Size of Board, Election of Directors
The Proposed Certificate of Formation determines the number of directors. Directors are elected by a majority of the voting power of the shares present in person or represented by proxy at the meeting and entitled to vote on the election of directors.

The minimum number of directors shall be one and there shall be no maximum number of directors. A director is not required to hold a share in A Paradise as a qualification to office.
Prior to the closing of a business combination, the directors shall be elected by resolution of shareholders of the A Paradise Class B ordinary shares for such term as the shareholders determine.
After the closing of a business combination, the directors shall be elected by resolution of shareholders or by resolution of directors.

Removal of Directors
(a)Subject to the rights of any series of preferred stock to elect additional directors under specified circumstances, neither the Board of Directors nor any individual director may be removed without cause.
(b)Subject to any limitation imposed by law, any individual director or directors may be removed with cause by the affirmative vote of the holders of at least 66 2/3 percent of the voting power of all then-outstanding shares of capital stock of the corporation entitled to vote generally at an election of directors, voting together as a single class.

Prior to the closing of a business combination, the directors shall be removed by resolution of shareholders of the A Paradise Class B ordinary shares.
After the closing of a business combination, the directors shall be removed by resolution of shareholders or by resolution of directors.

Board Vacancies and Newly Created Directorships
Vacancies or newly created directorships are filled solely by a majority vote of the remaining directors (even if less than a quorum), unless the Board resolves otherwise or applicable law requires shareholder action. Directors appointed to fill a vacancy serve for the remainder of the applicable term and until their successors are elected and qualified.

A vacancy in relation to directors occurs if a director dies or otherwise ceases to hold office prior to the expiration of his term of office.
After the closing of a business combination, the directors may at any time appoint any person to be a director either to fill a vacancy or as an addition to the existing directors. Where the directors appoint a person as director to fill a vacancy, the term shall not exceed the term that remained when the person who has ceased to be a director ceased to hold office.

	Enhanced Group	A Paradise
Size of Board, Election of Directors
The Proposed Certificate of Formation determines the number of directors. Directors are elected by a majority of the voting power of the shares present in person or represented by proxy at the meeting and entitled to vote on the election of directors.

The minimum number of directors shall be one and there shall be no maximum number of directors. A director is not required to hold a share in A Paradise as a qualification to office.
Prior to the closing of a business combination, the directors shall be elected by resolution of shareholders of the A Paradise Class B ordinary shares for such term as the shareholders determine.
After the closing of a business combination, the directors shall be elected by resolution of shareholders or by resolution of directors.

Removal of Directors
(a)Subject to the rights of any series of preferred stock to elect additional directors under specified circumstances, neither the Board of Directors nor any individual director may be removed without cause.
(b)Subject to any limitation imposed by law, any individual director or directors may be removed with cause by the affirmative vote of the holders of at least 66 2/3% of the voting power of all then-outstanding shares of capital stock of the corporation entitled to vote generally at an election of directors, voting together as a single class.

Prior to the closing of a business combination, the directors shall be removed by resolution of shareholders of the A Paradise Class B ordinary shares.
After the closing of a business combination, the directors shall be removed by resolution of shareholders or by resolution of directors.

Board Vacancies and Newly Created Directorships
Vacancies or newly created directorships are filled solely by a majority vote of the remaining directors (even if less than a quorum), unless the Board resolves otherwise or applicable law requires shareholder action. Directors appointed to fill a vacancy serve for the remainder of the applicable term and until their successors are elected and qualified.

A vacancy in relation to directors occurs if a director dies or otherwise ceases to hold office prior to the expiration of his term of office.
After the closing of a business combination, the directors may at any time appoint any person to be a director either to fill a vacancy or as an addition to the existing directors. Where the directors appoint a person as director to fill a vacancy, the term shall not exceed the term that remained when the person who has ceased to be a director ceased to hold office.

	Enhanced Group	A Paradise
Directors’ Interests
Under Texas law, interested-director transactions are not void solely because of the interest if (i) the material facts are disclosed and the transaction is approved by disinterested directors or shareholders, or (ii) the transaction is fair to the corporation at the time it was authorized.

Pursuant to APAD BVI Charter, so long as a director has disclosed any interests in a transaction entered into or to be entered into by A Paradise to the board in accordance with the requirements of the APAD BVI Charter, such director may: vote on a matter relating to the transaction; attend a meeting of directors at which a matter relating to the transaction arises and be included among the directors present at the meeting for the purposes of a quorum; and sign a document on behalf of our company, or do any other thing in his capacity as a director, that relates to the transaction, and subject to compliance with the BVI Business Companies Act and the APAD BVI Charter shall not, by reason of his or her office be accountable to A Paradise for any benefit which he or she derives from such transaction and no such transaction shall be liable to be avoided on the grounds of any such interest or benefit.

Indemnification of Directors and Officers
TBOC permits corporations to indemnify directors and officers for expenses from legal proceedings, except for misconduct or certain improper benefit scenarios. Mandatory indemnification in limited circumstances; permissive in others.
A BVI company generally may indemnify its directors or officers except with regard to fraud or willful default.

Borrowing Powers of Directors	Unless restricted by the Certificate of Formation or bylaws, the Board may authorize the corporation to incur debt, issue notes or bonds, and grant security interests.
The directors of A Paradise may by resolution of directors exercise all the powers of A Paradise to incur indebtedness, liabilities or obligations and to secure indebtedness, liabilities or obligations whether of A Paradise or of any third-party, provided always that if the same occurs prior to the consummation of a business combination, A Paradise must first obtain from the lender a waiver of any right, title, interest or claim of any kind in or to any monies held in its trust account.

Right to Dividends
Subject to any preferred stock rights, Enhanced Group Class A common stock is entitled to dividends and other distributions when declared by the Enhanced Group Board of Directors from legally available funds. Holders of Enhanced Group Class B common stock are not entitled to receive dividends or other distributions. If dividends are paid in Enhanced Group Class A common stock, holders of Enhanced Group Class A common stock receive such dividends on a pro rata, per-share basis.

Subject to the APAD BVI Charter, the directors may, by resolution of directors, authorize a distribution at a time and of an amount they think fit if they are satisfied, on reasonable grounds, that, immediately after the distribution, the value of A Paradise’s assets will exceed its liabilities and A Paradise will be able to pay its debts as and when they fall due.

De-SPAC Transaction, Accounting Treatment [Text Block]
Expected Accounting Treatment
A Paradise expects the Business Combination to be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, A Paradise who is the legal acquirer is expected to be treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, Enhanced will be treated as the accounting acquirer with the Business Combination treated as the equivalent of a capital transaction in which Enhanced is issuing shares for the net assets of A Paradise, accompanied by a recapitalization whereby no goodwill or other intangible assets are recorded. Operations prior to the Business Combination will be those of Enhanced. Enhanced has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances under each of the No Redemption Scenario, 50% Redemption Scenario and Maximum Redemption Scenario:
•Enhanced equity holders will have a relative majority of the voting power of Enhanced Group;
•Enhanced equity holders will have the ability to nominate the majority of the members of the Enhanced Group Board;
•Enhanced senior management will comprise the senior management roles of Enhanced Group and be responsible for the day-to-day operations of Enhanced Group;
•Considering that A Paradise is a shell company with no operations, the relative size of Enhanced is significantly larger compared to A Paradise;
•Enhanced Group will assume the Enhanced name; and
•The intended operations of Enhanced Group will continue Enhanced’s current operations.
De-SPAC, Federal Income Taxes Consequences, SPAC [Text Block]
U.S. FEDERAL INCOME TAX CONSIDERATIONS
The following is a general discussion of the material U.S. federal income tax consequences (i) of the Domestication to U.S. Holders of A Paradise Class A ordinary shares, A Paradise Units and A Paradise Rights (together with A Paradise Class A ordinary shares, “A Paradise securities”), (ii) of the exercise of redemption rights by holders of Enhanced Group Class A common stock that are U.S. Holders, (iii) of the Mergers to U.S. Holders and Non-U.S. Holders of Enhanced securities, (iv) of the ownership and disposition of Enhanced Group securities received in the Domestication, and (v) of the ownership and disposition of Enhanced Group Class A common stock received in the Mergers to U.S. Holders and Non-U.S. Holders. This discussion applies only to holders that hold their A Paradise securities, Enhanced securities, or the Enhanced Group securities (as applicable) as “capital assets” for U.S. federal income tax purposes (generally, property held for investment).
This discussion, to the extent it sets forth legal conclusions with respect to matters of U.S. federal income tax law regarding the material U.S. federal income tax consequences of the Domestication to holders of A Paradise securities, constitutes the opinion of MoFo, based on, and subject to customary assumptions, qualifications and limitations, and the assumptions, qualifications and limitations herein and in the opinion included as Exhibit 8.1 hereto, and to the extent it sets forth legal conclusions with respect to matters of U.S. federal income tax law regarding the material U.S. federal income tax consequences of the Mergers to holders of Enhanced common shares, constitutes the opinion of Sullivan & Cromwell, based on, and subject to, customary assumptions, qualifications and limitations, and the assumptions, qualifications and limitations herein and in the opinion included as Exhibit 8.2 hereto.
No statutory, administrative or judicial authority directly addresses the treatment of A Paradise Unit or any instrument similar to an A Paradise Unit for U.S. federal income tax purposes, and therefore, that treatment is not entirely clear. We intend to take the position that each A Paradise Unit is not a single integrated instrument for U.S. federal income tax purposes, and that a holder of an A Paradise Unit is considered for U.S. federal income tax purposes to hold one A Paradise Class A ordinary share and A Paradise Right and therefore the separation of A Paradise Units, including in connection with the Business Combination, should not be a taxable event for U.S. federal income tax purposes. This position is not free from doubt, and no assurance can be given that the IRS would not assert, or that a court would not sustain, a contrary position. The remainder of this discussion assumes that the characterization of A Paradise Units described above will be respected for U.S. federal income tax purposes.
This discussion does not address any U.S. federal income tax consequences to persons that receive Enhanced Group Class B common stock in the Mergers, persons who hold options or awards (including consultant awards or top-up awards) of Enhanced immediately before the Mergers or persons that directly or constructively hold Enhanced securities prior to the Mergers and that also hold A Paradise securities or that receive Enhanced Group Class A common stock in the Domestication. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to holders in light of their particular circumstances or status, including:
•financial institutions or financial services entities;
•broker-dealers;
•S corporations;
•partnerships (including entities or arrangements treated as partnerships for U.S. federal income tax purposes);
•taxpayers that are subject to the mark-to-market accounting rules;
•tax-exempt entities;
•governments or agencies or instrumentalities thereof;
•insurance companies;
•regulated investment companies or real estate investment trusts;
•expatriates or former long-term residents or citizens of the United States;
•persons that directly or constructively own five percent or more of our or Enhanced voting shares or five percent or more of the total value of all classes of our or Enhanced shares and, after the Mergers, the issued Enhanced Group Class A common stock (except as specifically addressed below);
•persons that acquired our or Enhanced securities, and, after the Mergers, the Enhanced Group Class A common stock pursuant to an exercise of employee share options, in connection with employee share incentive plans or otherwise as compensation;
•persons that hold our or Enhanced securities, and, after the Mergers, the Enhanced Group Class A common stock as part of a straddle, constructive sale, hedging, conversion or other integrated or similar transaction;
•persons subject to the alternative minimum tax;
•persons whose functional currency is not the U.S. dollar;
•controlled foreign corporations;
•accrual method taxpayers that file applicable financial statements as described in Section 451(b) of the Code; or
•passive foreign investment companies.
If a partnership (or any entity or arrangement treated as a partnership for U.S. federal income tax purposes) is the beneficial owner of the A Paradise securities or Enhanced securities, and, after the Mergers, the Enhanced Group Class A common stock, the tax treatment of such partnership and a person treated as a partner of such partnership will generally depend on the status of the partner and the activities of the partnership. Partnerships holding any such securities and persons that are treated as partners of such partnerships should consult their tax advisors.
This discussion is based on the Code, proposed, temporary and final Treasury Regulations promulgated under the Code, and judicial and administrative interpretations thereof, all as of the date hereof. All of the foregoing is subject to change, which change could apply retroactively and could affect the tax considerations described herein. This discussion does not address U.S. federal taxes other than those pertaining to U.S. federal income taxation (such as estate or gift taxes, the alternative minimum tax or the Medicare tax on investment income), nor does it address any aspects of U.S. state or local or non-U.S. taxation. We have not sought and do not intend to seek any ruling from the IRS regarding any U.S. federal income tax considerations described herein. There can be no assurance that the IRS will not take positions inconsistent with the considerations discussed below or that any such positions would not be sustained by a court. Moreover, there can be no assurance that future legislation, Treasury Regulations, administrative rulings or court decisions will not adversely affect the accuracy of the statements in this discussion.
EACH HOLDER SHOULD CONSULT ITS TAX ADVISOR WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO SUCH HOLDER OF THE DOMESTICATION, EXERCISING REDEMPTION RIGHTS WITH RESPECT TO ENHANCED GROUP CLASS A COMMON STOCK, THE MERGERS, AND OWNERSHIP AND DISPOSITION OF ENHANCED GROUP SECURITIES, INCLUDING THE EFFECTS OF U.S. FEDERAL, STATE AND LOCAL AND NON-U.S. TAX LAWS.

De-SPAC, Federal Income Taxes Consequences, SPAC Security Holders [Text Block]	Company security holders may be required to pay substantial U.S. federal income taxes if the Mergers do not qualify as “reorganization” under Section 368(a) of the Code.
De-SPAC, Federal Income Taxes Consequences, Target Company Security Holders [Text Block]	If the Mergers do not qualify as “reorganization” under Section 368(a) of the Code, Enhanced security holders may be required to pay substantial U.S. federal income taxes.
De-SPAC Transactions, Effects [Line Items]
De-SPAC and Related Financing Transactions, Effects [Table Text Block]
The boards of directors and management teams of A Paradise and Enhanced evaluated a range of strategic and financial alternatives in connection with a potential business combination and, after considering these alternatives, determined that proceeding with the Business Combination was in the best interests of their respective stockholders.
In reaching its determination, Enhanced considered, among other things, the following principal factors: (i) access to capital to execute its business plan and support future capital-raising strategies as opportunities arise, including to fund expenses associated with the 2026 Enhanced Games and continued investment in infrastructure, product development, marketing and talent; (ii) enhanced liquidity and a broader potential investor base, including the opportunity for investors to participate at an earlier stage of Enhanced’s development; (iii) the benefits of a public company platform, including the potential use of publicly traded equity for strategic opportunities and to attract and retain talent; (iv) transaction certainty and timeline, including seeking to complete the Business Combination ahead of the inaugural Enhanced Games scheduled for May 2026 and in advance of Enhanced’s expected commercialization of its Live Enhanced platform in the first half of 2026; and (v) support Enhanced’s objective of increased transparency in sports and provide an opportunity to present Enhanced’s strategy and value proposition holistically to the public.
In addition, A Paradise considered the reasons for the structure and timing of the Business Combination and any related financing transactions, including, among others, the following factors: (i) A Paradise has 24 months from the closing of its IPO to complete an initial business combination; (ii) the potential to structure the Business Combination in a manner that would be tax efficient to A Paradise shareholders; and (iii) the alignment of the final transaction structure and related financing transactions with Enhanced’s objectives. Furthermore, the A Paradise Board and A Paradise management team considered a number of factors, as further described in the section entitled “The BCA Proposal — A Paradise Board’s Reasons for the Approval of the Business Combination.”

De-SPAC Transactions, Material Interests [Line Items]
De-SPAC or Related Financing Transactions, Material Interests, Sponsor or SPAC's Officers or Directors [Text Block]
Interests of A Paradise’s Directors and Executive Officers in the Business Combination
When you consider the recommendation of the A Paradise Board in favor of approval of the Proposals, including the BCA Proposal, you should keep in mind that the Sponsor and A Paradise’s directors and executive officers have interests that are different from, or in addition to, those of A Paradise shareholders and right holders generally. The Sponsor Equity Agreement provides for put option and call option arrangements, which have the effect of imposing a floor and cap on the Sponsor’s return in respect of its investment in A Paradise at $1.21 and $2.18 per share of Enhanced Group Class A Common stock. Further, Apeiron has already deposited $5,500,000 with the Sponsor, creditable against such call option and put option arrangements, and repayable only in very narrow circumstances, each as explained in the section entitled “BCA Proposal—Related Agreements—Sponsor Equity Agreement”. In addition, the $1.2 billion enterprise valuation prior to the Business Combination Agreement was not the result of a competitive or broadly marketed process involving unaffiliated third parties as it was agreed between Apeiron and the Sponsor, with Enhanced controlled by Apeiron. The A Paradise Board was aware of and considered these interests, among other things, in evaluating and negotiating the Business Combination Agreement and other transaction agreements and in recommending to A Paradise shareholders that they vote in favor of the Proposals presented at the extraordinary general meeting, including the BCA Proposal. A Paradise shareholders should take these interests into account in deciding whether to approve the Proposals, including the BCA Proposal. See the section entitled “Risk Factors—Risks Related to the Business Combination and A Paradise—Since the Sponsor and A Paradise’s directors and executive officers have interests that are different, or in addition to (and which may conflict with), the interests of our shareholders, a conflict of interest may have existed in determining whether the Business Combination with Enhanced is appropriate as our initial business combination. Such interests include the fact that the Sponsor will lose its entire investment in A Paradise if a business combination is not completed within the Combination Period. Accordingly, the Sponsor, and executive officers and directors may be incentivized to complete the Business Combination, even on terms less favorable to the A Paradise shareholders, instead of liquidating A Paradise.” for details on conflicts of interest. These interests include, but are not limited to, among other things:
•Since the Sponsor, executive officers and directors directly or indirectly own A Paradise ordinary shares and A Paradise Rights, they may have a conflict of interest in determining whether a particular target business is appropriate for A Paradise’s initial business combination. These individuals stand to benefit financially if transaction is completed, which may influence their judgment.
•The Sponsor has entered into a Sponsor Equity Agreement which grants the Sponsor an option to require Apeiron to purchase up to 100%, and Apeiron an option to purchase, up to 100%, but no less than 78%, of the equity securities then held by the Sponsor in Enhanced Group, including the A Paradise Class B ordinary shares and the A Paradise Units, at a maximum purchase price for the Put Option and Call Option in the range of $6,700,000 to $9,000,000 and in the range of $11,000,000 to $15,500,000, respectively, reducing the economic exposure of the Sponsor to trading prices following consummation of the Business Combination. These put option and call option arrangements have the effect of imposing a floor and cap on the Sponsor’s return in respect of its investment in A Paradise at $1.21 and $2.18 per share of Enhanced Group Class A Common stock. Further, Apeiron has already deposited $5,500,000 with the Sponsor, creditable against such call option and put option arrangements, and repayable only in very narrow circumstances. These arrangements may give rise to actual or perceived conflicts of interest in connection with the negotiation of the Business Combination and the determination of the valuation of Enhanced agreed for the purposes of the Business Combination.
•Subject to the Put Option and Call Option pursuant to the Sponsor Equity Agreement, the Sponsor intends to transfer an aggregate of 60,000 of its founder shares, or 20,000 each to A Paradise’s three independent directors, plus an additional 25,000 of its founder shares to A Paradise’s advisor, at the consummation of an initial business combination. If A Paradise does not complete its initial business combination, such founder shares will expire worthless. Accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate A Paradise’s initial business combination, as such compensation will not be received unless A Paradise consummates such business combination.
•If an initial business combination is not completed within the Combination Period, A Paradise will be required to liquidate. In such event:
◦6,666,667 A Paradise Class B ordinary shares held by the Sponsor, which were acquired by the Sponsor prior to A Paradise’s IPO for an aggregate purchase price of approximately $0.004 per share, or $25,000 in the aggregate, will be worthless because the Sponsor is not entitled to participate in any redemption or distribution from the Trust Account with respect to such securities. Such A Paradise Class B ordinary shares had an aggregate market value of approximately $67.8 million based on the closing price of the A Paradise Class A ordinary shares of $10.17 per share on Nasdaq as of April 2, 2026. The Sponsor and A Paradise’s executive officers and directors waived their redemption rights and liquidation rights in connection with the purchase of the founder’s shares and no other consideration was paid for such agreement. Since the Sponsor, its affiliates and promoters, and its executive officers and directors will lose their entire investment in the A Paradise Class B ordinary shares if its initial business combination is not completed, a conflict of interest may arise in determining whether a particular business combination target is appropriate for A Paradise’s initial business combination.
◦400,000 Private Placement Units purchased by the Sponsor for $4,000,000, will be worthless because the Sponsor is not entitled to participate in any redemption of distribution from the Trust Account with respect to such securities. Such Private Placement Units would have an aggregate market value of approximately $4.21 million based on the closing price of $10.53 per Unit on Nasdaq as of April 2, 2026. The Sponsor and A Paradise’s executive officers and directors waived their redemption rights and liquidation rights in connection with the purchase of the Private Placement Units and no other consideration was paid for such agreement. Since the Sponsor, its affiliates and promoters, and its executive officers and directors will lose their entire investment in the Private Placement Units if A Paradise’s initial business combination with Enhanced or another business combination is not completed, a conflict of interest may arise in determining whether a particular business combination target is appropriate for A Paradise’s initial business combination.
•The Sponsor, its affiliates and its directors and executive officers will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to public shareholders rather than to liquidate. The Sponsor and its affiliates, and its directors and executive officers will retain 7,116,667 ordinary shares upon consummation of the Business Combination, representing ownership interest of approximately 5.8% in Enhanced Group, assuming maximum redemption by public shareholders. Such ordinary shares had an aggregate market value of approximately $72.38 million, based on the closing price of the A Paradise Class A ordinary shares of $10.17 per share on Nasdaq on April 2, 2026.
•The Sponsor and its affiliates can earn a positive rate of return on their investment, even if other A Paradise shareholders experience a negative rate of return in Enhanced Group following the Business Combination. For example, if the share price of the Enhanced Group common stock declined to $5.00 per share after the close of the business combination, A Paradise’s public shareholders who purchased shares in A Paradise’s initial public offering would have a loss of $5.00 per share, while the Sponsor would have a gain of approximately $4.996 per share because it acquired the founder shares for a nominal amount.
•The Sponsor may make loans from time to time to A Paradise to fund certain capital requirements. If the Sponsor makes any Working Capital Loans, up to $1,150,000 of such loans may be converted into Units, at the price of $10.00 per Unit at the option of the lender. Such Units would be identical to the Private Placement Units. If A Paradise does not complete the Business Combination within the required period, it may use a portion of its working capital held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. If the Business Combination is not consummated and another business combination is not otherwise completed, a conflict of interest may arise as the Working Capital Loans may not be repaid except to the extent there are funds available to A Paradise outside of the Trust Account. As of December 31, 2025, no such Working Capital Loans were outstanding.
•In the event the Sponsor or members of A Paradise’s management team provide loans to A Paradise to finance transaction costs and/or incur expenses on A Paradise’s behalf in connection with the Business Combination, such persons may have a conflict of interest in determining whether the target business is an appropriate business with which to effectuate the Business Combination as such loans may not be repaid and/or such expenses may not be reimbursed unless A Paradise consummates the Business Combination. As of December 31, 2025, there were no loans outstanding.
•In connection with the Closing, there may be payment by A Paradise to the Sponsor, executive officers, directors or advisors, or a member of A Paradise’s management team, for a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the Closing. If A Paradise agrees to pay the Sponsor, executive officers, directors or advisors, or a member of A Paradise’s management team a finder’s fee, advisory fee, consulting fee or success fee in connection with the Closing, such persons may have a conflict of interest in determining whether the target business is appropriate because any such fee would be payable only upon the Closing. As of December 31, 2025, there are no finder’s, advisory or success fees payable in connection with the Closing.
•If A Paradise is unable to complete an initial business combination within the required time period, the Sponsor may be liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or claims of vendors or other entities that are owed money by A Paradise for services rendered or contracted for A Paradise. If A Paradise consummates an initial business combination, on the other hand, Enhanced Group will be liable for all such claims.
•A Paradise’s executive officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such executive officers and directors was included by a target business as a condition to any agreement with respect to A Paradise’s initial business combination.
•The Sponsor and A Paradise’s executive officers and directors and their affiliates are entitled to reimbursement of reasonable out-of-pocket expenses incurred by them in connection with certain activities on A Paradise’s behalf, such as identifying and investigating possible business targets and business combinations. Unless A Paradise consummates its initial business combination, its executive officers, directors and Insiders will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceed the amount of available proceeds not deposited in the Trust Account and the amount of interest income from the trust account that may be released to A Paradise as working capital. If the proposed Business Combination is not completed within the Combination Period, they will not have any claim against the Trust Account for reimbursement. Accordingly, A Paradise may not be able to reimburse these expenses, and the Sponsor and A Paradise’s executive officers and directors and their affiliates will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceeded the amount of A Paradise’s working capital if the Business Combination or another business combination is not completed within the Combination Period. As of the date of this proxy statement/prospectus, the Sponsor and A Paradise’s executive officers and directors and their affiliates do not have any unpaid reimbursable expenses.
•The Business Combination Agreement provides for the continued indemnification of A Paradise’s current directors and executive officers.
•The exercise of A Paradise’s directors’ and executive officers’ discretion in agreeing to changes or waivers in the terms of the transaction may result in a conflict of interest when determining whether such changes or waivers are appropriate and in A Paradise shareholders’ best interests.
•None of A Paradise’s executive officers or directors is required to commit his or her full time to A Paradise’s affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities. A Paradise does not intend to have any full-time employees prior to the completion of A Paradise’s initial business combination. Each of A Paradise’s executive officers is engaged in several other business endeavors for which he or she may be entitled to substantial compensation, and A Paradise’s executive officers are not obligated to contribute any specific number of hours per week to A Paradise’s affairs.
•A Paradise’s executive officers and directors may have a consulting relationship with other corporations and may have a conflict of interest including but not limited to allocating his or her time among various business activities.
•In the course of their other business activities, A Paradise’s executive officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to A Paradise as well as the other entities with which they are affiliated. A Paradise’s management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.
•The fact that the Sponsor, directors or executive officers or their affiliates have agreed to vote their A Paradise ordinary shares in favor of the Business Combination. See the section entitled “Summary of the Proxy Statement/Prospectus—Interests of A Paradise’s Directors and Executive Officers in the Business Combination” for a discussion of these considerations.
•Pursuant to the Registration Rights Agreement to be entered into at Closing in substitution for the Original Registration Rights Agreement, the Sponsor and A Paradise’s independent directors will have customary registration rights, including demand and piggy-back rights with respect to the shares of Enhanced Group Class A common stock held by such parties following the consummation of the Business Combination.
•The Proposed Certificate of Formation will contain a provision expressly electing that Enhanced Group will not be governed by Section 21.606 of the TBOC, and therefore, Enhanced Group will not be subject to section 21.606 of the TBOC.
•Pursuant to the Sponsor Equity Agreement, the Sponsor has agreed that for the period that is 90 days from Closing of the Business Combination, it shall not transfer any Enhanced Group Class A common stock without Apeiron’s written consent. In addition, a condition to Closing under the Business Combination Agreement requires that the Sponsor deliver to Enhanced, at the Closing, an executed copy of the Insider Letter Amendment, which shall, among other things, (a) provide for an express exception to the restrictions on the transfer therein for the transfer of securities contemplated by the Sponsor Equity Agreement and (b) extend the lockup period therein with respect to the Sponsor’s equity securities for a period of 12 months following the Closing Date, subject to customary exceptions, and price-based releases pursuant to which, if the last reported sale price of the Enhanced Group Class A common stock equals or exceeds $20.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading-days within any 30-trading-day period commencing after May 24, 2026, Enhanced Group shall have the right (but not the obligation) to release the Sponsor and cause the Sponsor to be released from its lockup obligations.
The foregoing interests present a risk that the Sponsor and A Paradise’s officers and directors, and their affiliates will benefit from the completion of a business combination, including in a manner that may not be aligned with the holders of A Paradise public shares. As such, the Sponsor and A Paradise’s officers and directors may be incentivized to complete a business combination with a less favorable target company or on terms less favorable to holders of A Paradise public shares rather than to liquidate.
The conflicts described above may not be resolved in A Paradise’s favor.

De-SPAC or Related Financing Transactions, Material Interests, Target Company's Officers or Directors [Text Block]
Interests of Enhanced’s Directors and Officers in the Business Combination
Enhanced’s directors and executive officers have interests in the Business Combination that are different from, or in addition to, those of A Paradise’s securityholders and of Enhanced Shareholders generally. These interests include, among other things, the following:
•Interests of Apeiron and Christian Angermayer in the Sponsor Equity Agreement. Apeiron, whose sole voting shareholder is Christian Angermayer, a co-founder and non-employee Executive Chairman of Enhanced and expected to be Chairman of Enhanced Group, entered into the Sponsor Equity Agreement that grants Apeiron the Call Option and the Sponsor the Put Option at a maximum purchase price for the Put Option and the Call Option in the range of $6,700,000 to $9,000,000 and in the range of $11,000,000 to $15,500,000, respectively, in each case depending on the number of shares received. These arrangements have the effect of permitting Apeiron to acquire shares of Enhanced Group Class A common stock at between $1.21 and $2.18 per share of Enhanced Group Class A common stock, which is less than the $10 per share attributed to such shares in the Business Combination. Furthermore, Apeiron has already deposited $5,500,000 with the Sponsor, creditable against such Call Option and Put Option arrangements, and repayable only in very narrow circumstances. Given this, Mr. Angermayer, as sole voting shareholder of Apeiron, which in turn controls the Apeiron Holders that own shares of Enhanced, may have different incentives and interests with respect to the consummation of the Business Combination than those of the A Paradise securityholders.
•Treatment of Enhanced Awards in the Business Combination. Directors and officers of Enhanced currently hold outstanding Enhanced Options and Enhanced Top-Up Awards granted by Enhanced prior to the Closing.  Enhanced Top-Up Awards generally entitle the holder to shares with a value equal to a fixed dollar amount in 2026.
In connection with the Business Combination, all outstanding Enhanced Options granted prior to the Closing will be converted into Enhanced Group Options that will be subject to same terms and conditions as were in effect for such awards prior to the Closing (including with respect to vesting, exercisability and termination-related provisions). In addition, all Enhanced Top-Up Awards granted prior to the Closing will be converted into Enhanced Group Top-Up Awards, subject to the same terms and conditions as were in effect for such awards prior to the Closing. See the section entitled “The BCA Proposal—General Description of the Business Combination—Business Combination Consideration—Stock Consideration” for more information.
The amounts listed in the table below represent the number of Enhanced common shares underlying Enhanced Options and Enhanced Top-Up Awards held by each director and executive officer of Enhanced as of March 31, 2026.

Name	Enhanced Options	Enhanced Top-up Awards
Maximilian Martin	268,921	—
Siddhartha Banthiya	75,000	—
Christian Angermayer	—	—
James J. Murren	—	—
Dr. Juliette Han	—	—
Anthony D. Eisenberg	—	—
James Simpson	—	—
Rick Adams	75,000	5,938
Chris Jones	50,000	—
Emily Tabak	75,000	—
•Director Compensation. Following the Business Combination, Enhanced may implement a compensation program for its non-employee directors in connection with Enhanced’s transition to becoming a publicly traded company.
•Post-Closing Directors and Officers. Certain of Enhanced’s directors and executive officers will serve as officers of Enhanced Group following the consummation of the Business Combination. As such, in the future they will receive any cash or equity-based compensation that the Enhanced Group Board determines to pay to such persons. For additional information, please see “Management of Enhanced Group Following the Business Combination.”
•Indemnification. Upon closing of the Business Combination, Enhanced’s existing directors and officers will be indemnified by and receive coverage under the directors’ and officers’ liability insurance maintained by Enhanced Group after the Mergers and pursuant to the Business Combination Agreement. For additional information about the indemnification and insurance obligations, please see “BCA Proposal—The Business Combination Agreement—Covenants and Agreements—Covenants of A Paradise.”

De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Security Holders Redemption Rights Summary [Text Block]
Redemption Rights
Pursuant to the APAD BVI Charter, a public shareholder may request A Paradise that Enhanced Group redeem all or a portion of its public shares for cash if the Business Combination is consummated. As a holder of public shares, you will be entitled to receive cash for any public shares to be redeemed only if you:
•(a) hold public shares, or (b) if you hold public shares through units, elect to separate your units into the underlying public shares and A Paradise Rights prior to exercising your redemption rights with respect to the public shares;
•submit a written request to Continental, that Enhanced Group redeem all or a portion of your public shares for cash; and
•deliver your share certificates (if any) and other redemption forms (as applicable) to Continental, physically or electronically through DTC.
Holders of A Paradise Units must elect to separate the units into the underlying public shares and A Paradise Rights prior to exercising redemption rights with respect to the public shares. If holders hold their units in an account at a brokerage firm or bank, holders must notify their broker or bank that they elect to separate the units into the underlying public shares and A Paradise Rights, or if a holder holds units registered in its own name, the holder must contact Continental, directly and instruct them to do so.
If a holder exercises its redemption rights, then such holder will be exchanging his, her or its public shares for cash and will no longer own shares of Enhanced Group. Such a holder will be entitled to receive cash for his, her or its public shares only if it properly demands redemption and delivers its shares (either physically or electronically) to Continental in accordance with the procedures described herein.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]
Appraisal Rights
There are no appraisal rights in connection with the Domestication, the Business Combination or the A Paradise Rights under the BVI Business Companies Act or under the TBOC, as applicable.